UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-33395
                                   ---------

                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
                  -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1960
              (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000)
                                                    ---------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.



[Photo Omitted]

ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                                                TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                WANT TO RECEIVE
                                                THIS DOCUMENT
           FRANLKLIN FEDERAL                    FASTER VIA EMAIL?
          TAX-FREE INCOME FUND
                                                ELIGIBLE SHAREHOLDERS
                                                CAN SIGN UP FOR EDELIBERY AT
                                                FRANKLINTEMPLETON.COM.
                                                SEE INSIDE FOR DETAILS.
--------------------------------------------------------------------------------





[Photo Omitted]

                                 [Logo Omitted]
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                           Franklin Templeton Investments

                           GAIN FROM OUR PERSPECTIVE




                           Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE      Each of our portfolio management groups operates
                           autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                           FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                           TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, it offers investors the broadest global reach in the industry with offices in over 25 countries.

                           MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION       Because our management groups work independently and
                           adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST  At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[Photo Omitted]

Not part of the annual report

                     Contents

SHAREHOLDER LETTER .........   1

SPECIAL FEATURE:
Understanding Interest Rates   4

ANNUAL REPORT

Franklin Federal
Tax-Free Income Fund .......   7

Performance Summary ........  11

Your Fund's Expenses .......  16

Financial Highlights and
Statement of Investments ...  18

Financial Statements .......  54

Notes to
Financial Statements .......  58

Report of Independent
Registered Public
Accounting Firm ............  65

Tax Designation ............  66

Board Members and Officers..  67

Shareholder Information ....  72
--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN FEDERAL TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in a nationally diversified portfolio consisting of investment-grade municipal securities that pay interest free from such tax.1


                           -----------------------------------------------------

                           CREDIT QUALITY BREAKDOWN
                           Based on Total Long-Term Investments as Of 4/30/05**

                           [Pie Chart Omitted]
                           Percentage Points Follow:

                                             [ ] AAA ..................... 55.8%
                                             [ ] AA ......................  9.9%
                                             [ ] A ....................... 12.9%
                                             [ ] BBB ..................... 12.6%
                                             [ ] BELOW INVESTMENT GRADE ..  3.5%
                                             [ ] NOT RATED BY S&P ........  5.3%


                           **Does not include short-term investments and other net assets.

                           *Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

                           RATINGS                  MOODY'S INTERNAL
                           AAA or Aaa ................ 2.8%     0.2%
                           AA or Aa .................. 0.3%      --
                           A ......................... 0.3%      --
                           BBB or Baa ................ 0.7%     0.1%
                           Below Investment Grade .... 0.2%     0.7%
                           -----------------------------------------
                           Total                       4.3%     1.0%

                           -----------------------------------------------------



                           We are pleased to bring you Franklin Federal Tax-Free Income Fund's annual report for the fiscal year ended April 30, 2005.



                           1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

                           THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


                                                               Annual Report | 7

                           DIVIDEND DISTRIBUTIONS2
                           5/01/04-4/30/05

                           --------------------------------------------------------------------------------
                                                                         DIVIDEND PER SHARE
                                                       ----------------------------------------------------
                              MONTH                      CLASS A      CLASS B      CLASS C    ADVISOR CLASS
                           --------------------------------------------------------------------------------
                              May                        4.65 cents   4.09 cents   4.08 cents   4.74 cents
                           --------------------------------------------------------------------------------
                              June                       4.70 cents   4.14 cents   4.14 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              July                       4.70 cents   4.14 cents   4.14 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              August                     4.70 cents   4.14 cents   4.14 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              September                  4.70 cents   4.02 cents   4.02 cents   4.78 cents
                           --------------------------------------------------------------------------------
                              October                    4.70 cents   4.02 cents   4.02 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              November                   4.70 cents   4.02 cents   4.02 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              December                   4.70 cents   4.17 cents   4.17 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              January                    4.70 cents   4.17 cents   4.17 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              February                   4.70 cents   4.17 cents   4.17 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              March                      4.70 cents   4.16 cents   4.16 cents   4.78 cents
                           --------------------------------------------------------------------------------
                              April                      4.70 cents   4.16 cents   4.16 cents   4.79 cents
                           --------------------------------------------------------------------------------
                              TOTAL                     56.35 CENTS  49.40 CENTS  49.39 CENTS  57.41 CENTS

                           PERFORMANCE OVERVIEW

PERFORMANCE DATA QUOTED    Because bond yield and price typically move in
REPRESENT PAST             opposite directions, as municipal bond yields fell,
PERFORMANCE, WHICH DOES    bond prices rose for the 12-month reporting period.
NOT GUARANTEE FUTURE       The Fund's Class A share price, as measured by net
RESULTS. INVESTMENT        asset value, increased from $11.91 on April 30, 2004,
RETURN AND PRINCIPAL       to $12.23 on April 30, 2005. The Fund's Class A
VALUE WILL FLUCTUATE, AND  shares paid dividends totaling 56.35 cents per share
YOU MAY HAVE A GAIN OR     for the same period.2 The Performance Summary
LOSS WHEN YOU SELL YOUR    beginning on page 11 shows that at the end of this
SHARES. CURRENT            reporting period the Fund's Class A shares'
PERFORMANCE MAY DIFFER     distribution rate was 4.42%, based on an
FROM FIGURES SHOWN.        annualization of April's 4.70 cent per share dividend
PLEASE VISIT               and the maximum offering price of $12.77 on April 30,
FRANKLINTEMPLETON.COM OR   2005. An investor in the 2005 maximum federal
CALL 1-800/342-5236 FOR    personal income tax bracket of 35.00% would need to
MOST RECENT MONTH-END      earn a distribution rate of 6.80% from a taxable
PERFORMANCE.               investment to match the Fund's Class A tax-free
                           distribution rate. For the Fund's Class B, C and
                           Advisor shares' performance, please see the Performance Summary.




                           2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.



8 |  Annual Report

MUNICIPAL BOND MARKET OVERVIEW

For the one-year period ended April 30, 2005, the fixed income markets had positive performance despite record high oil prices, fears of inflation, concerns about the dollar, and mixed economic releases. Municipal bonds outperformed U.S. Treasury bonds with similar maturities. The Lehman Brothers Municipal Bond Index returned 6.81% for the period, while the Lehman Brothers U.S. Treasury Index returned 1.93%.3

Although long-term interest rates experienced some volatility, short-term interest rates experienced greater changes over the year. The Federal Reserve Board raised the federal funds target rate from 1.00% to 2.75% in seven successive moves from late June through April. The Treasury yield curve, which illustrates rates for Treasuries with short to long maturities, flattened somewhat as short-term rates went up and longer-maturity Treasuries declined. Over the one-year period, the 10-year Treasury bond yield declined 32 basis points and the 30-year Treasury bond yield decreased 78 basis points (100 basis points equal one percentage point). According to Municipal Market Data, 10- and 30-year municipal bond yields decreased 39 and 56 basis points.4 Consequently, long-maturity municipal bonds outperformed intermediates.

Although short-term interest rates rose during the year, overall interest rates remained relatively low. This environment led to another high-volume year for new-issue municipal bonds. Just as homebuyers seek the lowest mortgage rates, municipalities borrow money when interest rates are low. Thus, over the past two years, municipalities have issued more bonds to lock in lower rates. Municipalities issued more than $358 billion in new debt during 2004.5 Although this was a decrease of more than 6% from 2003 (a record year), 2004 was the third successive year of more than $300 billion in new issuance.5 Demand for municipal bonds remained strong as investors sought to reinvest proceeds from a combination of coupon payments, maturities and bond calls. Also, demand came from



3. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).
4. Source: Thomson Financial.
5. Source: THE BOND BUYER.


                                                               Annual Report | 9

PORTFOLIO BREAKDOWN
4/30/05
-------------------------------------------------
                                      % OF TOTAL
                           LONG-TERM INVESTMENTS*
-------------------------------------------------
  Utilities                                19.5%
-------------------------------------------------
  Transportation                           17.6%
-------------------------------------------------
  Prerefunded                              16.7%
-------------------------------------------------
  General Obligation                       12.2%
-------------------------------------------------
  Hospital & Health Care                   10.7%
-------------------------------------------------
  Subject to Government Appropriations      6.3%
-------------------------------------------------
  Tax-Supported                             4.9%
-------------------------------------------------
  Other Revenue                             3.8%
-------------------------------------------------
  Corporate-Backed                          2.9%
-------------------------------------------------
  Higher Education                          2.9%
-------------------------------------------------
  Housing                                   2.5%

*Does not include short-term investments and other net assets.


a wide range of traditional buyers including mutual funds, individuals and property and casualty companies, as well as crossover buyers. Crossover buyers, such as hedge funds, typically invest in taxable securities, but they enter the tax-exempt market when municipal valuations are attractive.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.


MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep yield curve, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.




THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


10 |  Annual Report

Performance Summary as of 4/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: FKTIX)                               CHANGE           4/30/05          4/30/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.32            $12.23           $11.91
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5635
-------------------------------------------------------------------------------------------------------
  CLASS B (SYMBOL: FFTBX)                               CHANGE           4/30/05          4/30/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.32            $12.22           $11.90
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4940
-------------------------------------------------------------------------------------------------------
  CLASS C (SYMBOL: FRFTX)                               CHANGE           4/30/05          4/30/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.33            $12.23           $11.90
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4939
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS (SYMBOL: FAFTX)                         CHANGE           4/30/05          4/30/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.31           $12.23            $11.92
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5741



                                                              Annual Report | 11

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +7.62%           +37.82%          +79.17%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                          +3.03%            +5.70%           +5.55%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)3                     -0.62%            +5.31%           +5.44%
-------------------------------------------------------------------------------------------------------
     Distribution Rate4                         4.42%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate5      6.80%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6                 3.70%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5                  5.69%
-------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +7.00%           +33.92%          +32.03%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                          +3.00%            +5.70%           +4.49%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)3                     -0.79%            +5.32%           +4.33%
-------------------------------------------------------------------------------------------------------
     Distribution Rate4                         4.09%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate5      6.29%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6                 3.31%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5                  5.09%
-------------------------------------------------------------------------------------------------------
  CLASS C                                1-YEAR         5-YEAR           10-YEAR   INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return1               +7.09%        +34.00%           +68.48%          +68.48%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return2           +6.09%         +6.03%            +5.36%           +5.36%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)3      +2.18%         +5.62%               N/A           +5.30%
-------------------------------------------------------------------------------------------------------
     Distribution Rate4                         4.08%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate5      6.28%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6                 3.31%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5                  5.09%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS7                                        1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                              +7.71%           +38.29%          +79.78%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                          +7.71%            +6.70%           +6.04%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05)3                     +3.86%            +6.28%           +5.92%
-------------------------------------------------------------------------------------------------------
     Distribution Rate4                         4.70%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate5      7.23%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield6                 3.95%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield5                  6.08%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



12 |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (5/1/95-4/30/95)

[Line Graph Omitted]
Plot Points Follow:

Date        Franklin Federal      Lehman Brothers
            Tax-Free Income Fund  Municipal Bond Index8     CPI8

5/95               9,576.00             10,000.00         10,000.00
                   9,799.00             10,319.10         10,019.80
                   9,767.00             10,228.90         10,039.50
                   9,844.00             10,325.70         10,039.50
                   9,937.00             10,456.70         10,065.80
                   9,989.00             10,522.80         10,085.60
                  10,117.00             10,675.80         10,118.50
                  10,271.00             10,853.10         10,111.90
                  10,375.00             10,957.30         10,105.30
                  10,419.00             11,040.10         10,164.60
                  10,378.00             10,965.50         10,197.50
                  10,284.00             10,825.40         10,250.20
                  10,277.00             10,794.70         10,289.70
                  10,288.00             10,790.60         10,309.40
                  10,395.00             10,908.20         10,316.00
                  10,473.00             11,006.90         10,335.80
                  10,481.00             11,004.40         10,355.50
                  10,614.00             11,158.20         10,388.40
                  10,720.00             11,284.60         10,421.30
                  10,882.00             11,491.00         10,441.10
                  10,863.00             11,442.50         10,441.10
                  10,889.00             11,464.20         10,474.00
                  10,988.00             11,569.40         10,506.90
                  10,887.00             11,415.10         10,533.20
4/97              10,977.00             11,510.80         10,546.40
                  11,114.00             11,684.00         10,539.80
                  11,224.00             11,808.50         10,553.00
                  11,484.00             12,135.50         10,566.20
                  11,417.00             12,021.80         10,585.90
                  11,547.00             12,164.30         10,612.20
                  11,621.00             12,242.70         10,638.60
                  11,686.00             12,314.80         10,632.00
                  11,837.00             12,494.40         10,618.80
                  11,929.00             12,623.20         10,638.60
                  11,945.00             12,627.10         10,658.30
                  11,970.00             12,638.30         10,678.10
                  11,957.00             12,581.30         10,697.80
                  12,110.00             12,780.30         10,717.60
                  12,165.00             12,830.80         10,730.70
                  12,200.00             12,862.80         10,743.90
                  12,345.00             13,061.60         10,757.10
                  12,461.00             13,224.40         10,770.20
                  12,457.00             13,224.10         10,796.60
                  12,503.00             13,270.50         10,796.60
                  12,540.00             13,303.90         10,790.00
                  12,648.00             13,462.10         10,816.30
                  12,623.00             13,403.40         10,829.50
                  12,660.00             13,421.80         10,862.40
4/99              12,686.00             13,455.20         10,941.40
                  12,640.00             13,377.40         10,941.40
                  12,476.00             13,184.90         10,941.40
                  12,502.00             13,232.90         10,974.30
                  12,371.00             13,126.80         11,000.70
                  12,366.00             13,132.30         11,053.30
                  12,202.00             12,990.00         11,073.10
                  12,303.00             13,128.20         11,079.70
                  12,190.00             13,030.30         11,079.70
                  12,109.00             12,973.60         11,112.60
                  12,254.00             13,124.40         11,178.40
                  12,509.00             13,411.10         11,270.60
                  12,448.00             13,331.90         11,277.20
                  12,387.00             13,262.50         11,290.30
                  12,668.00             13,614.00         11,349.60
                  12,827.00             13,803.40         11,375.90
                  13,010.00             14,016.10         11,375.90
                  12,971.00             13,943.20         11,435.10
                  13,088.00             14,095.30         11,454.90
                  13,172.00             14,202.00         11,461.50
                  13,426.00             14,552.90         11,454.90
                  13,522.00             14,697.10         11,527.30
                  13,584.00             14,743.70         11,573.40
                  13,690.00             14,875.80         11,599.70
4/01              13,577.00             14,714.60         11,645.80
                  13,707.00             14,873.10         11,698.50
                  13,803.00             14,972.60         11,718.20
                  14,016.00             15,194.40         11,685.30
                  14,230.00             15,444.60         11,685.30
                  14,126.00             15,392.80         11,738.00
                  14,259.00             15,576.20         11,698.50
                  14,178.00             15,444.90         11,678.70
                  14,048.00             15,298.80         11,632.60
                  14,229.00             15,564.20         11,659.00
                  14,363.00             15,751.70         11,705.10
                  14,146.00             15,443.00         11,770.90
                  14,353.00             15,744.80         11,836.70
                  14,451.00             15,840.50         11,836.70
                  14,575.00             16,008.00         11,843.30
                  14,698.00             16,213.90         11,856.50
                  14,822.00             16,408.80         11,896.00
                  15,071.00             16,768.20         11,915.70
                  14,798.00             16,490.20         11,935.50
                  14,783.00             16,421.70         11,935.50
                  15,058.00             16,768.20         11,909.10
                  15,031.00             16,725.70         11,961.80
                  15,219.00             16,959.50         12,054.00
                  15,204.00             16,969.70         12,126.40
4/03              15,318.00             17,081.80         12,100.10
                  15,700.00             17,481.80         12,080.30
                  15,670.00             17,407.50         12,093.50
                  15,097.00             16,798.30         12,106.60
                  15,222.00             16,923.60         12,152.70
                  15,622.00             17,421.20         12,192.20
                  15,604.00             17,333.50         12,179.10
                  15,796.00             17,514.10         12,146.10
                  15,937.00             17,659.10         12,133.00
                  16,078.00             17,760.30         12,192.20
                  16,299.00             18,027.60         12,258.10
                  16,308.00             17,964.80         12,337.10
                  15,942.00             17,539.30         12,376.60
                  15,870.00             17,475.70         12,449.00
                  15,920.00             17,539.30         12,488.50
                  16,119.00             17,770.20         12,468.70
                  16,387.00             18,126.30         12,475.30
                  16,492.00             18,222.50         12,501.60
                  16,652.00             18,379.30         12,567.50
                  16,580.00             18,227.70         12,574.10
                  16,796.00             18,450.30         12,528.00
                  17,000.00             18,622.70         12,554.30
                  16,982.00             18,560.80         12,626.70
                  16,922.00             18,443.70         12,725.50
4/05              17,156.00             18,734.60         12,811.10



AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS A                     4/30/05
--------------------------------------
  1-Year                       +3.03%
--------------------------------------
  5-Year                       +5.70%
--------------------------------------
  10-Year                      +5.55%


CLASS B (1/1/99-4/30/05)

[Line Graph Omitted]
Plot Points Follow:

Date        Franklin Federal      Lehman Brothers
            Tax-Free Income Fund  Municipal Bond Index8     CPI8

1/99              10,000.00             10,000.00         10,000.00
                  10,086.00             10,118.90         10,024.40
                  10,054.00             10,074.80         10,036.60
                  10,079.00             10,088.60         10,067.10
                  10,096.00             10,113.70         10,140.30
                  10,055.00             10,055.20         10,140.30
                   9,920.00              9,910.57         10,140.30
                   9,935.00              9,946.63         10,170.80
                   9,826.00              9,866.89         10,195.20
                   9,817.00              9,871.01         10,244.00
                   9,682.00              9,764.06         10,262.40
                   9,766.00              9,867.92         10,268.50
                   9,672.00              9,794.35         10,268.50
                   9,603.00              9,751.70         10,299.00
                   9,706.00              9,865.03         10,360.00
                   9,903.00             10,080.60         10,445.40
                   9,859.00             10,021.00         10,451.50
                   9,806.00              9,968.89         10,463.70
                  10,014.00             10,233.00         10,518.60
                  10,136.00             10,375.40         10,543.00
                  10,276.00             10,535.30         10,543.00
                  10,240.00             10,480.50         10,597.90
                  10,328.00             10,594.90         10,616.20
                  10,389.00             10,675.00         10,622.30
                  10,585.00             10,938.80         10,616.20
                  10,656.00             11,047.20         10,683.30
                  10,700.00             11,082.20         10,726.00
                  10,778.00             11,181.50         10,750.50
4/01              10,693.00             11,060.40         10,793.20
                  10,782.00             11,179.50         10,842.00
                  10,861.00             11,254.30         10,860.30
                  11,015.00             11,421.00         10,829.80
                  11,178.00             11,609.10         10,829.80
                  11,092.00             11,570.20         10,878.60
                  11,191.00             11,708.00         10,842.00
                  11,131.00             11,609.30         10,823.70
                  11,015.00             11,499.50         10,781.00
                  11,151.00             11,699.00         10,805.40
                  11,251.00             11,839.90         10,848.10
                  11,076.00             11,607.90         10,909.10
                  11,242.00             11,834.70         10,970.10
                  11,304.00             11,906.70         10,970.10
                  11,396.00             12,032.60         10,976.20
                  11,488.00             12,187.30         10,988.40
                  11,580.00             12,333.80         11,025.00
                  11,769.00             12,604.00         11,043.30
                  11,549.00             12,395.00         11,061.60
                  11,533.00             12,343.50         11,061.60
                  11,741.00             12,604.00         11,037.20
                  11,715.00             12,572.00         11,086.00
                  11,856.00             12,747.80         11,171.50
                  11,839.00             12,755.40         11,238.60
4/03              11,932.00             12,839.70         11,214.10
                  12,214.00             13,140.30         11,195.90
                  12,185.00             13,084.50         11,208.00
                  11,744.00             12,626.60         11,220.30
                  11,826.00             12,720.80         11,263.00
                  12,131.00             13,094.80         11,299.60
                  12,111.00             13,028.90         11,287.40
                  12,255.00             13,164.60         11,256.90
                  12,358.00             13,273.60         11,244.70
                  12,462.00             13,349.70         11,299.60
                  12,627.00             13,550.60         11,360.60
                  12,628.00             13,503.40         11,433.80
                  12,339.00             13,183.60         11,470.40
                  12,278.00             13,135.80         11,537.50
                  12,310.00             13,183.60         11,574.10
                  12,459.00             13,357.10         11,555.80
                  12,660.00             13,624.80         11,561.90
                  12,734.00             13,697.10         11,586.30
                  12,851.00             13,815.00         11,647.40
                  12,787.00             13,701.00         11,653.50
                  12,959.00             13,868.30         11,610.70
                  13,100.00             13,997.90         11,635.10
                  13,091.00             13,951.40         11,702.30
                  13,029.00             13,863.40         11,793.80
4/05              13,203.00             14,082.00         11,873.10

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS B                     4/30/05
--------------------------------------
  1-Year                       +3.00%
--------------------------------------
  5-Year                       +5.70%
--------------------------------------
  Since Inception (1/1/99)     +4.49%


                                                              Annual Report | 13

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     4/30/05
--------------------------------------
  1-Year                       +6.09%
--------------------------------------
  5-Year                       +6.03%
--------------------------------------
  10-Year                      +5.36%

CLASS C (5/1/95-4/30/05)

[Line Graph Omitted]
Plot Points Follow:

Date        Franklin Federal      Lehman Brothers
            Tax-Free Income Fund  Municipal Bond Index8     CPI8

5/95              10,000.00             10,000.00         10,000.00
                  10,231.00             10,319.10         10,019.80
                  10,193.00             10,228.90         10,039.50
                  10,268.00             10,325.70         10,039.50
                  10,360.00             10,456.70         10,065.80
                  10,409.00             10,522.80         10,085.60
                  10,537.00             10,675.80         10,118.50
                  10,683.00             10,853.10         10,111.90
                  10,795.00             10,957.30         10,105.30
                  10,835.00             11,040.10         10,164.60
                  10,787.00             10,965.50         10,197.50
                  10,685.00             10,825.40         10,250.20
                  10,666.00             10,794.70         10,289.70
                  10,671.00             10,790.60         10,309.40
                  10,777.00             10,908.20         10,316.00
                  10,853.00             11,006.90         10,335.80
                  10,856.00             11,004.40         10,355.50
                  10,997.00             11,158.20         10,388.40
                  11,102.00             11,284.60         10,421.30
                  11,254.00             11,491.00         10,441.10
                  11,239.00             11,442.50         10,441.10
                  11,261.00             11,464.20         10,474.00
                  11,349.00             11,569.40         10,506.90
                  11,248.00             11,415.10         10,533.20
4/97              11,336.00             11,510.80         10,546.40
                  11,471.00             11,684.00         10,539.80
                  11,579.00             11,808.50         10,553.00
                  11,842.00             12,135.50         10,566.20
                  11,768.00             12,021.80         10,585.90
                  11,887.00             12,164.30         10,612.20
                  11,957.00             12,242.70         10,638.60
                  12,028.00             12,314.80         10,632.00
                  12,168.00             12,494.40         10,618.80
                  12,266.00             12,623.20         10,638.60
                  12,276.00             12,627.10         10,658.30
                  12,296.00             12,638.30         10,678.10
                  12,268.00             12,581.30         10,697.80
                  12,418.00             12,780.30         10,717.60
                  12,479.00             12,830.80         10,730.70
                  12,510.00             12,862.80         10,743.90
                  12,642.00             13,061.60         10,757.10
                  12,765.00             13,224.40         10,770.20
                  12,755.00             13,224.10         10,796.60
                  12,796.00             13,270.50         10,796.60
                  12,827.00             13,303.90         10,790.00
                  12,931.00             13,462.10         10,816.30
                  12,890.00             13,403.40         10,829.50
                  12,921.00             13,421.80         10,862.40
4/99              12,952.00             13,455.20         10,941.40
                  12,889.00             13,377.40         10,941.40
                  12,715.00             13,184.90         10,941.40
                  12,736.00             13,232.90         10,974.30
                  12,596.00             13,126.80         11,000.70
                  12,595.00             13,132.30         11,053.30
                  12,411.00             12,990.00         11,073.10
                  12,519.00             13,128.20         11,079.70
                  12,398.00             13,030.30         11,079.70
                  12,310.00             12,973.60         11,112.60
                  12,441.00             13,124.40         11,178.40
                  12,705.00             13,411.10         11,270.60
                  12,637.00             13,331.90         11,277.20
                  12,570.00             13,262.50         11,290.30
                  12,837.00             13,614.00         11,349.60
                  13,004.00             13,803.40         11,375.90
                  13,171.00             14,016.10         11,375.90
                  13,125.00             13,943.20         11,435.10
                  13,238.00             14,095.30         11,454.90
                  13,317.00             14,202.00         11,461.50
                  13,568.00             14,552.90         11,454.90
                  13,658.00             14,697.10         11,527.30
                  13,715.00             14,743.70         11,573.40
                  13,827.00             14,875.80         11,599.70
4/01              13,707.00             14,714.60         11,645.80
                  13,819.00             14,873.10         11,698.50
                  13,921.00             14,972.60         11,718.20
                  14,118.00             15,194.40         11,685.30
                  14,327.00             15,444.60         11,685.30
                  14,217.00             15,392.80         11,738.00
                  14,344.00             15,576.20         11,698.50
                  14,268.00             15,444.90         11,678.70
                  14,118.00             15,298.80         11,632.60
                  14,305.00             15,564.20         11,659.00
                  14,421.00             15,751.70         11,705.10
                  14,208.00             15,443.00         11,770.90
                  14,410.00             15,744.80         11,836.70
                  14,489.00             15,840.50         11,836.70
                  14,606.00             16,008.00         11,843.30
                  14,736.00             16,213.90         11,856.50
                  14,841.00             16,408.80         11,896.00
                  15,096.00             16,768.20         11,915.70
                  14,803.00             16,490.20         11,935.50
                  14,782.00             16,421.70         11,935.50
                  15,050.00             16,768.20         11,909.10
                  15,016.00             16,725.70         11,961.80
                  15,210.00             16,959.50         12,054.00
                  15,176.00             16,969.70         12,126.40
4/03              15,295.00             17,081.80         12,100.10
                  15,658.00             17,481.80         12,080.30
                  15,620.00             17,407.50         12,093.50
                  15,054.00             16,798.30         12,106.60
                  15,158.00             16,923.60         12,152.70
                  15,548.00             17,421.20         12,192.20
                  15,536.00             17,333.50         12,179.10
                  15,720.00             17,514.10         12,146.10
                  15,839.00             17,659.10         12,133.00
                  15,985.00             17,760.30         12,192.20
                  16,197.00             18,027.60         12,258.10
                  16,185.00             17,964.80         12,337.10
                  15,814.00             17,539.30         12,376.60
                  15,748.00             17,475.70         12,449.00
                  15,790.00             17,539.30         12,488.50
                  15,967.00             17,770.20         12,468.70
                  16,225.00             18,126.30         12,475.30
                  16,333.00             18,222.50         12,501.60
                  16,483.00             18,379.30         12,567.50
                  16,388.00             18,227.70         12,574.10
                  16,609.00             18,450.30         12,528.00
                  16,789.00             18,622.70         12,554.30
                  16,778.00             18,560.80         12,626.70
                  16,697.00             18,443.70         12,725.50
4/05              16,848.00             18,734.60         12,811.10


AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS7              4/30/05
--------------------------------------
  1-Year                       +7.71%
--------------------------------------
  5-Year                       +6.70%
--------------------------------------
  10-Year                      +6.04%

ADVISOR CLASS   (5/1/95-4/30/05)7

[Line Graph Omitted]
Plot Points Follow:

Date        Franklin Federal      Lehman Brothers
            Tax-Free Income Fund  Municipal Bond Index8     CPI8

5/95              10,000.00             10,000.00         10,000.00
                  10,233.00             10,319.10         10,019.80
                  10,200.00             10,228.90         10,039.50
                  10,280.00             10,325.70         10,039.50
                  10,378.00             10,456.70         10,065.80
                  10,432.00             10,522.80         10,085.60
                  10,565.00             10,675.80         10,118.50
                  10,726.00             10,853.10         10,111.90
                  10,835.00             10,957.30         10,105.30
                  10,881.00             11,040.10         10,164.60
                  10,838.00             10,965.50         10,197.50
                  10,740.00             10,825.40         10,250.20
                  10,733.00             10,794.70         10,289.70
                  10,744.00             10,790.60         10,309.40
                  10,856.00             10,908.20         10,316.00
                  10,938.00             11,006.90         10,335.80
                  10,946.00             11,004.40         10,355.50
                  11,085.00             11,158.20         10,388.40
                  11,196.00             11,284.60         10,421.30
                  11,364.00             11,491.00         10,441.10
                  11,344.00             11,442.50         10,441.10
                  11,371.20             11,464.20         10,474.00
                  11,475.20             11,569.40         10,506.90
                  11,368.20             11,415.10         10,533.20
4/97              11,463.20             11,510.80         10,546.40
                  11,606.20             11,684.00         10,539.80
                  11,721.20             11,808.50         10,553.00
                  11,992.20             12,135.50         10,566.20
                  11,922.20             12,021.80         10,585.90
                  12,058.20             12,164.30         10,612.20
                  12,135.20             12,242.70         10,638.60
                  12,203.20             12,314.80         10,632.00
                  12,361.20             12,494.40         10,618.80
                  12,457.10             12,623.20         10,638.60
                  12,473.10             12,627.10         10,658.30
                  12,500.10             12,638.30         10,678.10
                  12,486.10             12,581.30         10,697.80
                  12,645.10             12,780.30         10,717.60
                  12,703.10             12,830.80         10,730.70
                  12,740.10             12,862.80         10,743.90
                  12,892.10             13,061.60         10,757.10
                  13,013.10             13,224.40         10,770.20
                  13,008.10             13,224.10         10,796.60
                  13,057.10             13,270.50         10,796.60
                  13,095.10             13,303.90         10,790.00
                  13,207.10             13,462.10         10,816.30
                  13,182.10             13,403.40         10,829.50
                  13,220.10             13,421.80         10,862.40
4/99              13,247.10             13,455.20         10,941.40
                  13,199.10             13,377.40         10,941.40
                  13,028.10             13,184.90         10,941.40
                  13,055.10             13,232.90         10,974.30
                  12,918.10             13,126.80         11,000.70
                  12,913.10             13,132.30         11,053.30
                  12,742.10             12,990.00         11,073.10
                  12,847.10             13,128.20         11,079.70
                  12,729.10             13,030.30         11,079.70
                  12,645.10             12,973.60         11,112.60
                  12,796.10             13,124.40         11,178.40
                  13,062.10             13,411.10         11,270.60
                  12,999.10             13,331.90         11,277.20
                  12,935.10             13,262.50         11,290.30
                  13,228.10             13,614.00         11,349.60
                  13,395.10             13,803.40         11,375.90
                  13,586.10             14,016.10         11,375.90
                  13,545.10             13,943.20         11,435.10
                  13,667.10             14,095.30         11,454.90
                  13,755.10             14,202.00         11,461.50
                  14,020.00             14,552.90         11,454.90
                  14,121.00             14,697.10         11,527.30
                  14,186.00             14,743.70         11,573.40
                  14,296.00             14,875.80         11,599.70
4/01              14,178.00             14,714.60         11,645.80
                  14,314.00             14,873.10         11,698.50
                  14,414.00             14,972.60         11,718.20
                  14,636.00             15,194.40         11,685.30
                  14,860.00             15,444.60         11,685.30
                  14,752.00             15,392.80         11,738.00
                  14,890.00             15,576.20         11,698.50
                  14,806.00             15,444.90         11,678.70
                  14,670.00             15,298.80         11,632.60
                  14,859.00             15,564.20         11,659.00
                  14,999.00             15,751.70         11,705.10
                  14,785.00             15,443.00         11,770.90
                  15,001.00             15,744.80         11,836.70
                  15,092.00             15,840.50         11,836.70
                  15,222.00             16,008.00         11,843.30
                  15,365.00             16,213.90         11,856.50
                  15,483.00             16,408.80         11,896.00
                  15,756.90             16,768.20         11,915.70
                  15,459.00             16,490.20         11,935.50
                  15,445.00             16,421.70         11,935.50
                  15,732.90             16,768.20         11,909.10
                  15,705.90             16,725.70         11,961.80
                  15,916.90             16,959.50         12,054.00
                  15,902.90             16,969.70         12,126.40
4/03              16,022.90             17,081.80         12,100.10
                  16,409.90             17,481.80         12,080.30
                  16,379.90             17,407.50         12,093.50
                  15,795.90             16,798.30         12,106.60
                  15,913.90             16,923.60         12,152.70
                  16,346.90             17,421.20         12,192.20
                  16,329.90             17,333.50         12,179.10
                  16,531.90             17,514.10         12,146.10
                  16,679.90             17,659.10         12,133.00
                  16,828.80             17,760.30         12,192.20
                  17,061.80             18,027.60         12,258.10
                  17,057.80             17,964.80         12,337.10
                  16,689.90             17,539.30         12,376.60
                  16,615.90             17,475.70         12,449.00
                  16,669.90             17,539.30         12,488.50
                  16,864.80             17,770.20         12,468.70
                  17,160.80             18,126.30         12,475.30
                  17,271.80             18,222.50         12,501.60
                  17,426.80             18,379.30         12,567.50
                  17,351.80             18,227.70         12,574.10
                  17,594.80             18,450.30         12,528.00
                  17,794.80             18,622.70         12,554.30
                  17,791.80             18,560.80         12,626.70
                  17,715.80             18,443.70         12,725.50
4/05              17,978.00             18,734.60         12,811.10



14 |  Annual Report

ENDNOTES


MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 4/30/05.
5. Taxable equivalent distribution rate and yield assume the 2005 maximum federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/05.
7. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.59% and +6.48%.
8. Source: Lehman Brothers Inc.; Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.



                                                              Annual Report | 15

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000. IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.



16 |  Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.



---------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 10/31/04     VALUE 4/30/05  PERIOD* 10/31/04-4/30/05
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,030.30               $3.07
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.77               $3.06
---------------------------------------------------------------------------------------------------------
  CLASS B
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,027.40               $5.83
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,019.04               $5.81
---------------------------------------------------------------------------------------------------------
  CLASS C
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,027.40               $5.88
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.99               $5.86
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,031.50               $2.62
---------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,022.22               $2.61

*Expenses are equal to the annualized expense ratio for each class (A: 0.61%; B:
1.16%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                              Annual Report | 17

Franklin Federal Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                                             ------------------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
CLASS A                                                           2005          2004          2003         2002          2001
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................     $11.91        $11.99        $11.81       $11.77        $11.41
                                                             ------------------------------------------------------------------
Income from investment operations:
 Net investment incomea ...................................       0.57          0.58          0.59         0.62          0.65
 Net realized and unrealized gains (losses) ...............       0.31         (0.10)         0.18         0.04          0.36
                                                             ------------------------------------------------------------------
Total from investment operations ..........................       0.88          0.48          0.77         0.66          1.01
                                                             ------------------------------------------------------------------
Less distributions from net investment income .............      (0.56)        (0.56)        (0.59)       (0.62)        (0.65)
                                                             ------------------------------------------------------------------
Redemption fees ...........................................         --c           --            --           --            --
                                                             ------------------------------------------------------------------
Net asset value, end of year ..............................     $12.23        $11.91        $11.99       $11.81        $11.77
                                                             ==================================================================

Total returnb .............................................      7.62%         4.08%         6.72%        5.71%         9.07%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................... $6,324,986    $6,357,878    $6,835,209   $6,633,281    $6,431,800
Ratios to average net assets:
 Expenses .................................................      0.61%         0.61%         0.61%        0.59%         0.60%
 Net investment income ....................................      4.72%         4.79%         4.98%        5.20%         5.54%
Portfolio turnover rate ...................................      6.74%         6.94%        13.18%       12.95%         9.79%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge.
cAmount is less than $0.01 per share.


18 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund


                                                             ------------------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
CLASS B                                                           2005          2004          2003         2002          2001
                                                             ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................     $11.90        $11.99        $11.81       $11.77         $11.41
                                                             ------------------------------------------------------------------
Income from investment operations:
 Net investment incomea ...................................       0.50          0.51          0.53         0.55           0.58
 Net realized and unrealized gains (losses) ...............       0.31         (0.11)         0.18         0.04           0.37
                                                             ------------------------------------------------------------------
Total from investment operations ..........................       0.81          0.40          0.71         0.59           0.95
                                                             ------------------------------------------------------------------
Less distributions from net investment income .............      (0.49)        (0.49)        (0.53)       (0.55)         (0.59)
                                                             ------------------------------------------------------------------
Redemption fees ...........................................         --c           --            --           --             --
                                                             ------------------------------------------------------------------
Net asset value, end of year ..............................     $12.22        $11.90        $11.99       $11.81         $11.77
                                                             ==================================================================

Total returnb .............................................      7.00%         3.41%         6.13%        5.13%          8.47%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................   $289,490      $298,252      $293,285     $220,757       $120,639
Ratios to average net assets:
 Expenses .................................................      1.17%         1.17%         1.17%        1.16%          1.16%
 Net investment income ....................................      4.16%         4.23%         4.42%        4.63%          4.96%
Portfolio turnover rate ...................................      6.74%         6.94%        13.18%       12.95%          9.79%


aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge. cAmount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 19

Franklin Federal Tax-Free Income Fund

                                                             ------------------------------------------------------------------
                                                                                    YEAR ENDED APRIL 30,
CLASS C                                                           2005          2004          2003         2002          2001
                                                             ------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................     $11.90        $11.99        $11.81       $11.77         $11.41
                                                             ------------------------------------------------------------------
Income from investment operations:
 Net investment incomea ...................................       0.50          0.51          0.53         0.55           0.58
                                                             ------------------------------------------------------------------
 Net realized and unrealized gains (losses) ...............       0.32         (0.11)         0.18         0.04           0.36
                                                             ------------------------------------------------------------------

Total from investment operations ..........................       0.82          0.40          0.71         0.59           0.94
                                                             ------------------------------------------------------------------
Less distributions from net investment income .............      (0.49)        (0.49)        (0.53)      (0.55)          (0.58)
                                                             ------------------------------------------------------------------
Redemption fees ...........................................         --c           --           --            --             --
                                                             ------------------------------------------------------------------
Net asset value, end of year ..............................     $12.23        $11.90        $11.99       $11.81         $11.77
                                                             ==================================================================


Total returnb .............................................      7.09%         3.39%         6.15%        5.13%           8.46%



RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $371,438      $373,431      $394,026     $320,087       $242,255
Ratios to average net assets:
 Expenses .................................................      1.17%         1.17%         1.17%        1.16%          1.16%
 Net investment income ....................................      4.16%         4.23%         4.42%        4.63%          4.97%
Portfolio turnover rate ...................................      6.74%         6.94%        13.18%       12.95%          9.79%


aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge. cAmount is less than $0.01 per share.



20 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund


                                                                            ---------------------------------------------------
                                                                                            YEAR ENDED APRIL 30,
ADVISOR CLASS                                                                    2005          2004          2003         2002D
                                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................     $11.92        $12.00        $11.82      $11.70
                                                                            ---------------------------------------------------
Income from investment operations:
 Net investment incomea ..................................................       0.58          0.59          0.60        0.07
 Net realized and unrealized gains (losses) ..............................       0.30         (0.10)         0.18        0.10
                                                                            ---------------------------------------------------
Total from investment operations .........................................       0.88          0.49          0.78        0.17
                                                                            ---------------------------------------------------
Less distributions from net investment income ............................      (0.57)        (0.57)        (0.60)      (0.05)
                                                                            ---------------------------------------------------
Redemption fees ..........................................................        --c            --            --          --
                                                                            ---------------------------------------------------
Net asset value, end of year .............................................     $12.23        $11.92        $12.00      $11.82
                                                                            ===================================================

Total returnb ............................................................      7.71%         4.17%         6.81%       1.46%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................................   $112,032       $97,303       $88,142     $84,479
Ratios to average net assets:
 Expenses ................................................................      0.52%         0.52%         0.52%       0.51%e
 Net investment income ...................................................      4.81%         4.88%         5.07%       5.17%e
Portfolio turnover rate ..................................................      6.74%         6.94%        13.18%      12.95%


aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period March 20, 2002 (effective date) to April 30, 2002.
eAnnualized.


                         Annual Report | See notes to financial statements. | 21

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005

----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  BONDS 93.0%
  ALABAMA 1.0%
  Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ......................   $  1,995,000      $    2,049,463
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured,
    5.125%, 6/01/28 .................................................................      7,000,000           7,325,500
  Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 ..............     11,025,000          11,540,419
  Courtland IDB, PCR, Champion International Corp. Project, Refunding,
    6.15%, 6/01/19 ..................................................................      5,000,000           5,111,050
  Courtland IDB Solid Waste Disposal Revenue, Champion International Corp.
    Project, Refunding,
      6.00%, 8/01/29 ................................................................     12,000,000          12,554,520
      Series A, 6.70%, 11/01/29 .....................................................      4,000,000           4,354,720
  Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
    5.45%, 9/01/14 ..................................................................      1,445,000           1,526,599
  University of Alabama General Revenue, Series A, MBIA Insured, 5.00%,
      7/01/29 .......................................................................     10,000,000          10,517,000
      7/01/34 .......................................................................     11,500,000          12,041,305
  University of Alabama University Revenues, Hospital, Series A, MBIA Insured,
    5.875%, 9/01/31 .................................................................      5,000,000           5,567,200
                                                                                                          ---------------
                                                                                                              72,587,776
                                                                                                          ---------------
  ALASKA 0.4%
  Alaska State HFC Revenue,
      General Housing, Series A, FGIC Insured, 5.00%, 12/01/29 ......................      4,000,000           4,188,920
      General Housing, Series A, FGIC Insured, 5.00%, 12/01/30 ......................      3,500,000           3,659,740
      Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ......................        630,000             636,936
  Alaska State International Airports Revenues, Series B,
      AMBAC Insured, 5.25%, 10/01/27 ................................................     15,000,000          15,866,100
      MBIA Insured, 5.00%, 10/01/28 .................................................      5,100,000           5,291,148
                                                                                                          ---------------
                                                                                                              29,642,844
                                                                                                          ---------------
  ARIZONA 1.9%
  Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ..........................      3,340,000           3,189,967
  Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project,
    Refunding, Series A, 5.00%, 7/01/16 .............................................     23,000,000          23,725,650
  Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital,
    5.25%, 11/15/37 .................................................................     19,000,000          20,001,110
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ........     22,500,000          24,706,350
  Salt River Project Agricultural Improvement and Power District Electric System
    Revenue, Salt River Project,
      Refunding, Series A, 5.125%, 1/01/27 ..........................................     35,000,000          37,241,050
      Series B, 5.00%, 1/01/25 ......................................................     17,500,000          18,466,350
  Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, 5.00%, 7/01/34 ..      7,500,000           7,887,750
                                                                                                          ---------------
                                                                                                             135,218,227
                                                                                                          ---------------
  ARKANSAS 1.4%
  Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured,
    5.80%, 1/01/23 ..................................................................        270,000             277,592
  Arkansas State Development Finance Authority Revenue, White River Medical Center
    Project, 5.60%, 6/01/24 .........................................................      1,200,000           1,237,284
  Arkansas State Development Finance Authority SFMR, MBS Program,
      Series B, 6.10%, 1/01/29 ......................................................        270,000             277,255
      Series D, 6.85%, 1/01/27 ......................................................         35,000              35,766


22 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ARKANSAS (CONT.)
  Arkansas State Development Finance Authority Wastewater System Revenue,
    Revolving Loan Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ....................   $  1,000,000      $    1,043,060
  Arkansas State Student Loan Authority Revenue,
      Refunding, Sub Series B, 5.60%, 6/01/14 .......................................        325,000             338,985
      Sub Series B, Pre-Refunded, 6.25%, 6/01/10 ....................................        500,000             517,695
  Jefferson County PCR,
      Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ...............      1,865,000           1,889,674
      Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 .....................      7,900,000           7,903,871
  Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
      12/01/16 ......................................................................      2,600,000           2,629,874
      11/01/20 ......................................................................     60,500,000          60,826,095
  Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
    St. Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ..........        125,000             140,630
  Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 .....        700,000             721,259
  Saline County Retirement Housing and Healthcare Facilities Board Revenue,
    Refunding, AMBAC Insured, 5.80%, 6/01/11 ........................................        195,000             199,343
  University of Arkansas University Revenues,
    Construction, University of Arkansas for Medical Sciences Campus, Series B,
      MBIA Insured, 5.00%, 11/01/28 .................................................      1,000,000           1,054,880
    Construction, University of Arkansas for Medical Sciences Campus, Series B,
      MBIA Insured, 5.00%, 11/01/34 .................................................      9,000,000           9,472,410
    Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ............      5,000,000           5,227,350
  University of Central Arkansas Academic Facilities Revenue,
      Series B, AMBAC Insured, 5.875%, 4/01/16 ......................................        250,000             261,670
      Series C, AMBAC Insured, 6.00%, 4/01/21 .......................................      1,000,000           1,047,320
  University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
      6.00%, 4/01/21 ................................................................      1,000,000           1,047,320
      6.125%, 4/01/26 ...............................................................      1,200,000           1,258,128
  University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC
    Insured, 6.00%, 4/01/21 .........................................................      1,000,000           1,047,320
                                                                                                          ---------------
                                                                                                              98,454,781
                                                                                                          ---------------
  CALIFORNIA 6.3%
  Alhambra COP, Clubhouse Facility Project, 11.25%,
      1/01/08 .......................................................................        410,000             415,424
      1/01/09 .......................................................................        455,000             461,097
      1/01/10 .......................................................................        500,000             506,740
  California Educational Facilities Authority Revenue, Pooled College and University
    Projects, Series B, 6.00%, 12/01/20 .............................................      6,025,000           6,249,793
  California Health Facilities Financing Authority Revenue, St. Francis Medical
    Center, Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 .....................      2,800,000           2,894,976
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll
    Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ....................     24,500,000          25,719,855
  California State GO,
      5.90%, 5/01/08 ................................................................        235,000             241,072
      6.00%, 5/01/18 ................................................................        535,000             548,894
      6.00%, 5/01/20 ................................................................        850,000             873,477
      5.90%, 4/01/23 ................................................................      1,200,000           1,216,872


                                                                                                        Annual Report  | 23


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  CALIFORNIA (CONT.)
  California State GO, (cont.)
      5.00%, 2/01/24 ................................................................   $  5,000,000      $    5,229,800
      5.00%, 2/01/26 ................................................................     20,000,000          20,820,600
      5.125%, 2/01/26 ...............................................................      7,500,000           7,890,525
      5.00%, 2/01/32 ................................................................     49,000,000          50,350,440
      Refunding, 5.125%, 6/01/25 ....................................................     25,000,000          26,282,500
      Refunding, 5.00%, 2/01/26 .....................................................     27,000,000          27,934,470
      Various Purpose, 5.25%, 11/01/25 ..............................................     16,260,000          17,456,736
      Various Purpose, 5.25%, 4/01/27 ...............................................     17,500,000          18,745,650
      Various Purpose, 5.50%, 11/01/33 ..............................................      2,500,000           2,715,225
  Chino USD, COP,
      FSA Insured, Pre-Refunded, 5.90%, 9/01/15 .....................................      2,010,000           2,073,436
      Refunding, FSA Insured, 5.90%, 9/01/15 ........................................      6,230,000           6,427,242
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994,
    8.75%, 7/01/10 ..................................................................        655,000             671,231
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Refunding, 5.75%, 1/15/40 .....................................................     20,000,000          20,451,400
      senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ...........................     39,240,000          41,712,905
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      5.375%, 6/01/28 ...............................................................     50,000,000          52,495,500
      2003 Series A-1, 6.25%, 6/01/33 ...............................................     26,000,000          26,879,840
  Hacienda La Puente USD GO, Election of 2000, Series B, FSA Insured,
    5.00%, 8/01/27 ..................................................................      5,000,000           5,268,800
  Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured,
    6.55%, 1/01/27 ..................................................................      2,535,000           2,589,072
  Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      Facilities Sub Lease, International Airport, Refunding, 6.35%, 11/01/25 .......      7,500,000           5,977,875
     aUnited Airlines, International Airport, Refunding, 6.875%, 11/15/12 ...........      8,400,000           7,440,636
  Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 .......................     25,000,000          26,315,000
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ....     10,000,000          10,577,800
  Metropolitan Water District Southern California Waterworks Revenue, Series B-2,
    FGIC Insured, 5.00%, 10/01/27 ...................................................      9,645,000          10,193,511
  Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ......................      5,285,000           5,580,431
  Pomona PFAR, Series Q, MBIA Insured, Pre-Refunded, 5.90%, 12/01/25 ................      4,000,000           4,161,360
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
    senior lien, 5.00%, 1/01/33 .....................................................      5,000,000           4,556,050
                                                                                                          ---------------
                                                                                                             449,926,235
                                                                                                          ---------------
  COLORADO 2.6%
  Colorado Health Facilities Authority Revenue,
      Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ........................      2,000,000           2,042,120
      Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .............................     13,250,000          13,788,877
      Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ..............................     20,200,000          21,035,876
  Denver City and County Airport Revenue, Refunding, Series E, MBIA Insured,
    5.25%, 11/15/23 .................................................................     43,000,000          45,522,810
  Denver City and County School District No. 1 COP, Denver School Facilities Leasing
    Corp., AMBAC Insured, 5.50%, 12/15/08 ...........................................      1,000,000           1,040,190
 aDenver City and County Special Facilities Airport Revenue, United Airlines Inc.
    Project, Series A, 6.875%, 10/01/32 .............................................     47,980,000          41,102,067


24 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  COLORADO (CONT.)
  Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA
    Insured, 4.75%, 12/01/28 ........................................................   $ 13,500,000      $   13,814,685
  E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA
    Insured, 5.00%, 9/01/21                                                               12,715,000          13,367,788
  Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ...     11,095,000          11,757,150
  Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
    5.125%, 6/15/31 .................................................................      7,500,000           7,940,775
  Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ...........      5,500,000           5,828,075
  University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured,
    5.00%, 11/15/29 .................................................................      8,500,000           8,790,020
                                                                                                          ---------------
                                                                                                             186,030,433
                                                                                                          ---------------
  CONNECTICUT 0.4%
  Connecticut State GO, Series D, 5.00%, 11/15/20 ...................................      8,000,000           8,507,680
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
    Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ..........................     11,870,000          13,145,313
  Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
    5.80%, 8/20/39 ..................................................................      2,710,000           2,898,670
                                                                                                          ---------------
                                                                                                              24,551,663
                                                                                                          ---------------
  DELAWARE 0.0%b
  Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ........      1,375,000           1,396,010
                                                                                                          ---------------
  FLORIDA 3.7%
  Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ..................................................     17,415,000          18,220,966
      Series A, FSA Insured, 5.25%, 7/01/24 .........................................     25,000,000          26,942,250
  Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured,
    Pre-Refunded, 6.00%, 9/01/26 ....................................................        695,000             738,229
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
    Series A-2 AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .........................     10,000,000          11,176,500
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
      Series D, 5.75%, 6/01/22 ......................................................     10,000,000          11,141,200
      6.00%, 6/01/23 ................................................................     17,500,000          21,714,875
  Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ....................     13,500,000          14,105,610
  Hillsborough County School Board COP,
      MBIA Insured, 5.00%, 7/01/27 ..................................................      5,000,000           5,227,900
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .............................      5,000,000           5,287,700
  Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured,
    5.00%, 10/01/30 .................................................................     20,175,000          21,062,095
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
      10/01/23 ......................................................................      6,000,000           6,329,100
      10/01/26 ......................................................................     20,000,000          20,935,800
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ................      5,000,000           5,188,350
  Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project,
    Series A, AMBAC Insured, 5.00%, 4/01/32 .........................................     10,000,000          10,444,200
  Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured,
    5.00%, 7/01/28                                                                        10,630,000          11,159,268
  Orlando Utilities Commission Water and Electric Revenue, Refunding,
    5.00%, 10/01/22 .................................................................      7,500,000           7,961,700


                                                                                                     Annual Report  | 25


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Palm Beach County School Board COP,
      Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ..............................   $ 25,000,000      $   26,030,000
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ..........................      5,100,000           5,853,576
   St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
      10/01/05 ......................................................................      1,130,000           1,146,509
      10/01/06 ......................................................................      1,200,000           1,240,224
      10/01/07 ......................................................................      1,275,000           1,318,809
      10/01/08 ......................................................................      1,355,000           1,401,558
      10/01/12 ......................................................................      6,300,000           6,516,468
  Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
      10/01/26 ......................................................................     10,000,000          10,439,300
      10/01/31 ......................................................................     10,000,000          10,376,700
                                                                                                          ---------------
                                                                                                             261,958,887
                                                                                                          ---------------
  GEORGIA 3.6%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
      Series C, FSA Insured, 5.00%, 1/01/33 .........................................     29,520,000          30,660,948
      Series J, FSA Insured, 5.00%, 1/01/29 .........................................     10,000,000          10,435,400
  Atlanta Airport Revenue, General,
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ..........................     18,295,000          20,368,921
      Series G, FSA Insured, 5.00%, 1/01/30 .........................................     18,285,000          19,051,873
  Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
    MBIA Insured, 5.125%, 1/01/27 ...................................................      5,000,000           5,286,750
  Atlanta Water and Wastewater Revenue,
      FSA Insured, 5.00%, 11/01/34 ..................................................     20,205,000          21,233,435
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ............................     13,000,000          13,520,520
  Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series,
    5.40%, 5/01/34 ..................................................................     15,705,000          15,863,463
  Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 .............     18,000,000          19,120,320
  De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ...........................     12,000,000          12,934,800
  Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 ..................................................................      5,000,000           5,335,100
  Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett
    Hospital Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ...........     10,000,000          10,708,900
  Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 .................     20,000,000          21,544,000
    Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
      Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ...........................      5,770,000           6,116,604
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture
    Series, MBIA Insured, 5.00%,
      7/01/23 .......................................................................     10,150,000          10,751,489
      7/01/25 .......................................................................     12,160,000          12,831,475
      7/01/26 .......................................................................     12,800,000          13,472,512
  Richmond County Development Authority Educational Facilities Revenue, MCG-PPG
    Cancer Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ................      5,000,000           5,289,150
                                                                                                          ---------------
                                                                                                             254,525,660
                                                                                                          ---------------


26 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  HAWAII 1.1%
  Hawaii State Airports System Revenue, Second Series,
      ETM, 6.90%, 7/01/12 ...........................................................   $    500,000      $      574,925
      MBIA Insured, ETM, 6.90%, 7/01/12 .............................................        400,000             460,976
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
      Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .......        500,000             518,480
      Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ..............................      4,000,000           4,273,640
      Kapiolani Health Care System, Pre-Refunded, 6.00%, 7/01/19 ....................      2,725,000           2,740,042
      Kapiolani Health Obligation, Pre-Refunded, 6.25%, 7/01/21 .....................      7,350,000           7,780,783
      Pre-Refunded, 6.00%, 7/01/11 ..................................................      1,000,000           1,055,780
      Pre-Refunded, 6.20%, 7/01/16 ..................................................      2,000,000           2,116,080
      Queens Health System, Series A, Pre-Refunded, 6.05%, 7/01/16 ..................      1,000,000           1,056,350
      Queens Health System, Series A, Pre-Refunded, 6.00%, 7/01/20 ..................        120,000             126,694
      Queens Health System, Series A, Pre-Refunded, 5.75%, 7/01/26 ..................      7,000,000           7,370,650
      St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ...........      1,050,000           1,055,113
      Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 .............................        600,000             626,082
      Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 .............................      2,040,000           2,091,530
      Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 .............................      2,410,000           2,444,343
  Hawaii State GO,
      Series BW, 6.375%, 3/01/11 ....................................................        100,000             116,572
      Series CA, 6.00%, 1/01/09 .....................................................        100,000             110,170
      Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 .........................      5,000,000           5,622,750
  Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental
    Housing Program, Series A, Pre-Refunded,
      6.00%, 7/01/15 ................................................................        915,000             937,500
      6.05%, 7/01/22 ................................................................        750,000             769,140
      6.10%, 7/01/30 ................................................................        235,000             241,016
  Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
      Refunding, Series B, FNMA Insured, 6.90%, 7/01/16 .............................        210,000             213,683
      Series A, 7.10%, 7/01/24 ......................................................      2,555,000           2,558,577
      Series A, FNMA Insured, 7.00%, 7/01/11 ........................................        165,000             166,650
      Series A, FNMA Insured, 5.75%, 7/01/30 ........................................        950,000             960,574
      Series B, 7.00%, 7/01/31 ......................................................      6,745,000           6,762,200
  Honolulu City and County GO,
      Series 1992, ETM, 6.00%, 12/01/14 .............................................        150,000             179,202
      Series C, FGIC Insured, 5.00%, 7/01/20 ........................................      5,250,000           5,613,510
  Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ...      1,205,000           1,231,896
  Honolulu City and County Wastewater System Revenue,
      First Bond Resolution, Senior Series, AMBAC Insured, 5.125%, 7/01/31 ..........      8,000,000           8,379,760
      Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 ...........     10,000,000          10,602,500
  Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded,
    5.80%, 7/01/21 ..................................................................      1,785,000           1,865,343
  Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...............        220,000             250,221
                                                                                                          ---------------
                                                                                                              80,872,732
                                                                                                          ---------------
  IDAHO 0.0%b
  Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...............        485,000             490,873
                                                                                                          ---------------


                                                                                                       Annual Report  | 27


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ILLINOIS 5.1%
  Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
    6.00%, 12/01/16 .................................................................   $  9,700,000      $   10,372,986
  Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ........................................     12,400,000          14,726,860
  Chicago Gas Supply Revenue, The People's Gas Light, Refunding, Series A, 6.10%,
    6/01/25 .........................................................................     12,000,000          12,275,400
  Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 .      8,955,000          10,735,344
  Chicago O'Hare International Airport Special Facilities Revenue, American
    Airlines Inc. Project, 8.20%, 12/01/24 ..........................................     11,720,000          10,606,600
  Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ..........................      3,060,000           3,289,317
  Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ..............        145,000             147,848
  Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 .....     10,000,000          10,379,200
  Cook County Tinley Park School District No. 140 GO, Refunding, Series A,
    AMBAC Insured, 6.00%, 12/01/15 ..................................................      8,750,000           9,324,613
  Illinois Development Finance Authority Hospital Revenue,
      Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ..................      6,030,000           6,350,434
      Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ..................     20,000,000          20,758,000
      Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27    5,000,000           5,329,650
  Illinois Development Finance Authority PCR, Illinois Power Co. Project, Series A,
    Pre-Refunded, 7.375%, 7/01/21 ...................................................     26,550,000          28,412,217
  Illinois Development Finance Authority Revenue, Provena Health, Series A,
    MBIA Insured, 5.50%, 5/15/21 ....................................................     10,000,000          10,678,100
  Illinois HDA Revenue,
      MF Program, Series 1, 6.625%, 9/01/12 .........................................     12,000,000          12,016,200
      MF Program, Series 1, 6.75%, 9/01/21 ..........................................      7,550,000           7,560,872
      MFH, Refunding, Series A, 7.10%, 7/01/26 ......................................      9,305,000           9,310,397
  Illinois Health Facilities Authority Revenue,
    Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
        8/15/25 .....................................................................      9,120,000          10,200,264
      Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
        7/01/18 .....................................................................      7,090,000           7,530,076
      Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18       2,105,000           2,494,972
      Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ............      2,885,000           3,071,833
      Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
        11/15/28 ....................................................................      7,500,000           7,783,200
      South Suburban Hospital, ETM, 7.00%, 2/15/18 ..................................      4,200,000           5,274,570
      Victory Health Services, Series A, 5.75%, 8/15/27 .............................      8,015,000           7,846,765
  Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 ....      5,285,000           5,661,979
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
      FGIC Insured, ETM, 6.50%, 6/15/07 .............................................          5,000               5,024
      McCormick Place Expansion Project, Refunding, Series A, FGIC Insured, 5.25%,
        12/15/28 ....................................................................     39,580,000          41,546,730
      McCormick Place Expansion Project, Series A, 6.50%, 6/15/22 ...................          5,000               5,026
      McCormick Place Expansion Project, Series A, 6.50%, 6/15/27 ...................        555,000             557,869
      McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 .....        250,000             251,335
      McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ....     26,795,000          27,936,467


28 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ILLINOIS (CONT.)
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
    McCormick Place Convention Center,
      ETM, 5.75%, 7/01/06 ...........................................................   $    665,000      $      677,003
      ETM, 7.00%, 7/01/26 ...........................................................     12,000,000          16,168,920
      Pre-Refunded, 6.25%, 7/01/17 ..................................................      3,500,000           3,709,300
  Onterie Center HFC Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ......      4,350,000           4,382,321
  Regional Transportation Authority Revenue, Series A, AMBAC Insured,
    7.20%, 11/01/20 .................................................................      1,000,000           1,279,870
  Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc.
    Project, 6.625%, 2/01/10 ........................................................      3,050,000           3,077,572
  University of Illinois University Revenues,
      Auxiliary Facilities, Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ......      5,000,000           5,159,650
      Auxiliary Facilities System, Refunding, Series B, FGIC Insured, 5.125%, 4/01/26     12,000,000          12,562,200
  Upper River Valley Development Authority Environmental Facilities Revenue, General
    Electric Co. Project, 5.45%, 2/01/23 ............................................      3,600,000           3,775,572
  Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project,
    6.00%, 2/01/27 ..................................................................      7,130,000           7,399,371
                                                                                                          ---------------
                                                                                                             360,631,927
                                                                                                          ---------------

  INDIANA 1.5%
  Carmel EDR, Cool Creek Assn., Refunding, 6.50%, 9/01/15 ...........................        985,000             991,787
  Carmel Industrial RDA County Option Income Tax Lease Rent Revenue, MBIA Insured,
    Pre-Refunded, 5.25%, 1/01/18 ....................................................      1,090,000           1,132,270
  Eastern Hancock Middle School Building Corp. Revenue, first mortgage, Pre-Refunded,
    6.00%, 1/15/21 ..................................................................      1,000,000           1,026,780
  Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
    Pre-Refunded, 6.20%, 2/01/23 ....................................................      3,500,000           3,764,915
  Indiana Health Facility Financing Authority Hospital Revenue,
      Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 .............     17,500,000          18,498,900
      Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 ...........      1,200,000           1,229,940
  Indiana Health Facility Financing Authority Revenue, Greenwood Village
    South Project, Refunding, 5.625%, 5/15/28 .......................................      1,750,000           1,762,512
  Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30      2,000,000           2,110,720
  Indiana State Educational Facilities Authority Revenue,
      DePauw University Project, Refunding, 5.30%, 7/01/16 ..........................        600,000             641,328
      Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ........................      2,015,000           2,158,327
  Indiana State HFA, SFMR,
      GNMA Secured, 6.10%, 7/01/22 ..................................................        240,000             248,141
      Refunding, Series A, 6.75%, 1/01/10 ...........................................      2,940,000           2,965,049
      Refunding, Series A, 6.80%, 1/01/17 ...........................................     12,835,000          13,075,528
  Indiana Transportation Finance Authority Highway Revenue,
      5.375%, 12/01/25 ..............................................................     12,765,000          13,759,521
      Pre-Refunded, 5.375%, 12/01/25 ................................................      2,235,000           2,482,549
  Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project,
    Series A, MBIA Insured, 5.25%, 7/01/33 ..........................................     19,020,000          20,098,054
  Jasper County EDR, Georgia-Pacific Corp. Project,
      5.625%, 12/01/27 ..............................................................      3,500,000           3,508,890
      Refunding, 6.70%, 4/01/29 .....................................................      3,000,000           3,163,920


                                                                                                        Annual Report | 29


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  INDIANA (CONT.)
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG
    Insured, 8.00%, 1/01/14 .........................................................   $     95,000      $       96,266
  New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    Pre-Refunded, 5.375%, 1/15/18 ...................................................      1,500,000           1,639,395
  New Prairie Unified School Building Corp. Revenue, first mortgage, Refunding,
    FSA Insured, 5.80%, 7/05/11 .....................................................      1,520,000           1,543,423
  Penn-Harris-Madison Multi-School Building Corp. Industry Revenue, first mortgage,
    FSA Insured, Pre-Refunded, 5.90%, 7/15/14 .......................................      1,000,000           1,071,110
  Petersburg PCR, 5.75%, 8/01/21 ....................................................      5,000,000           5,280,250
  Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%,
    7/01/07 .........................................................................      1,355,000           1,424,322
  Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC\
    Insured, 5.20%, 1/15/18 .........................................................      1,000,000           1,067,980
  Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19          750,000             763,642
                                                                                                          ---------------

                                                                                                             105,505,519
                                                                                                          ---------------

  KANSAS 0.5%
  Burlington PCR, Kansas Gas & Electric Co. Project, Refunding, Series A, MBIA
    Insured, 5.30%, 6/01/31 .........................................................     18,000,000          19,326,060
  Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
    9/01/06 .........................................................................      1,000,000           1,035,760
  Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 .............................      2,000,000           2,125,380
  Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving
    Fund, Series II, 5.125%, 11/01/18 ...............................................      5,000,000           5,389,900
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
    11/15/18 ........................................................................      1,875,000           1,915,744
  Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 .........................................................................      2,500,000           2,636,925
                                                                                                          ---------------

                                                                                                              32,429,769
                                                                                                          ---------------

  KENTUCKY 1.0%
  Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ..................      3,100,000           3,114,260
  Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%,
    3/01/05 .........................................................................     10,000,000          10,200,000
  Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc.
    Project,
      Series A, 7.50%, 2/01/20 ......................................................     10,000,000           8,966,000
      Series A, 7.125%, 2/01/21 .....................................................      9,330,000           8,024,266
      Series B, 7.25%, 2/01/22 ......................................................      3,350,000           2,938,519
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
      5.80%, 10/01/12 ...............................................................      1,000,000             991,640
      5.85%, 10/01/17 ...............................................................      5,615,000           5,503,262
  Pendleton County Multi-County Lease Revenue, Kentucky Assn. of Counties Leasing Trust,
    Series A, 6.50%, 3/01/19 ........................................................     27,160,000          27,277,603
                                                                                                          ---------------

                                                                                                              67,015,550
                                                                                                          ---------------


30 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  LOUISIANA 2.0%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 ........................................................................   $ 14,285,000      $   14,376,995
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
    Memorial Hospital Project, Series A, Connie Lee Insured,
      6.375%, 12/01/12 ..............................................................      4,310,000           5,053,001
      6.50%, 12/01/18 ...............................................................      5,530,000           7,027,358
      6.65%, 12/01/21 ...............................................................      3,145,000           3,156,070
  Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B,
    6.875%, 11/01/12 ................................................................         60,000              60,000
  East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue,
      Series A, 6.80%, 10/01/28 .....................................................      1,330,000           1,350,322
      Series C, 7.00%, 4/01/32 ......................................................        150,000             150,632
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
    Series A, AMBAC Insured, 5.00%, 7/15/33 .........................................     15,000,000          15,487,650
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 ........................................................................      5,655,000           5,934,131
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ..................................................................      1,960,000           1,993,830
 cLafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30        5,055,000           5,187,593
  Louisiana Local Government Environmental Facilities CDA Revenue,
      Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 ...............      4,290,000           4,435,302
      MBIA Insured, 5.00%, 12/01/26 .................................................      5,605,000           5,867,258
  Louisiana Public Facilities Authority Revenue,
      Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ...................     10,000,000          10,744,100
      Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 .........      5,000,000           5,185,350
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27      19,250,000          20,063,890
  Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 .........      9,000,000           9,843,750
  New Orleans GO, Refunding, AMBAC Insured,
      6.125%, 10/01/16 ..............................................................     10,275,000          10,523,244
      6.20%, 10/01/21 ...............................................................      8,050,000           8,246,903
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
      3/01/13 .......................................................................      2,200,000           2,214,300
  West Feliciana Parish PCR, Gulf State Utility Co. Project,
      7.70%, 12/01/14 ...............................................................      2,000,000           2,007,700
      7.00%, 11/01/15 ...............................................................      3,050,000           3,106,212
                                                                                                          ---------------
                                                                                                             142,015,591
                                                                                                          ---------------

  MAINE 0.6%
  Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern
    Paper Co., Bowater Project, 7.75%, 10/01/22 .....................................     29,300,000          29,571,904
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding,
    Series B, 6.20%, 9/01/19 ........................................................      8,000,000           8,700,080
  Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1,
    5.05%, 11/15/16 .................................................................        115,000             115,523
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..............      4,800,000           4,911,552
                                                                                                          ---------------
                                                                                                              43,299,059
                                                                                                          ---------------


                                                                                                       Annual Report  | 31


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MARYLAND 0.2%
  Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital,
    Refunding and Improvement, FSA Insured, 6.00%, 9/01/21 ..........................   $ 10,110,000      $   10,417,041
  Price Georges County GO, Conservation Public Improvement, Series A, 5.00%,
    10/01/23 ........................................................................      5,385,000           5,790,006
                                                                                                          ---------------
                                                                                                              16,207,047
                                                                                                          ---------------

  MASSACHUSETTS 3.7%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
      Refunding, Series C, 5.00%, 3/01/24 ...........................................     14,000,000          14,428,540
      Series A, FGIC Insured, 5.00%, 3/01/23 ........................................      1,035,000           1,086,170
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ..........................      2,965,000           3,103,465
  Massachusetts Bay Transportation Authority Revenue Special Assessment,
      Refunding, Series A, 5.25%, 7/01/30 ...........................................      6,785,000           7,163,128
      Series A, Pre-Refunded, 5.25%, 7/01/30 ........................................     25,740,000          28,358,273
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A,
    5.00%, 7/01/28 ..................................................................     10,000,000          10,988,500
  Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC
    Insured, Pre-Refunded, 5.00%, 6/01/22 ...........................................     15,070,000          16,634,417
  Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
    Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ...........      6,735,000           7,186,043
  Massachusetts State GO,
      MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ....................................      4,100,000           4,495,691
      Refunding, Series B, ETM, 6.50%, 8/01/08 ......................................      5,900,000           6,503,098
  Massachusetts State Health and Educational Facilities Authority Revenue,
      Berkshire Health System, Series E, 6.25%, 10/01/31 ............................      2,250,000           2,412,472
      Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ............      4,500,000           4,950,045
      Harvard University, Series FF, 5.00%, 7/15/22 .................................     13,550,000          14,432,918
      Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ..........      1,100,000           1,106,567
  Massachusetts State HFA Housing Projects Revenue, Refunding, Series A,
      6.30%, 10/01/13 ...............................................................        425,000             426,334
      6.375%, 4/01/21 ...............................................................        125,000             125,398
  Massachusetts State HFA Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ...........        975,000             997,172
  Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
    Jewish Geriatric Services Inc., Series B, Pre-Refunded,
      5.375%, 5/15/17 ...............................................................      1,965,000           2,094,042
      5.50%, 5/15/27 ................................................................      5,000,000           5,340,600
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
      5.65%, 10/01/17 ...............................................................      2,295,000           2,410,278
      5.70%, 10/01/27 ...............................................................      7,375,000           7,705,326
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
    MBIA Insured, 5.75%, 7/01/39 ....................................................     10,150,000          10,596,194
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
      Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ........................      5,000,000           5,341,800
      Series A, MBIA Insured, 5.00%, 1/01/37 ........................................     52,130,000          53,314,915
      sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .................     21,350,000          21,961,037


32 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MASSACHUSETTS (CONT.)
  Massachusetts State Water Pollution Abatement Trust Revenue,
      Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .......   $  5,000,000      $    5,209,150
      Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 .................      5,210,000           5,773,930
      Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ...      1,290,000           1,441,614
  Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 .....................................     16,405,000          18,156,890
                                                                                                          ---------------
                                                                                                             263,744,007
                                                                                                          ---------------

  MICHIGAN 3.6%
  Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ..........................      6,300,000           6,530,769
  Belding Area Schools GO, FGIC Insured,
      6.10%, 5/01/26 ................................................................        810,000             843,194
      Pre-Refunded, 6.10%, 5/01/26 ..................................................      2,995,000           3,123,755
  Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .............................      5,310,000           5,611,502
  Detroit City School District GO,
      School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23        2,000,000           2,114,620
      School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33       16,870,000          17,534,172
      Series A, FSA Insured, 5.125%, 5/01/31 ........................................     14,925,000          15,624,982
  Detroit Sewage Disposal Revenue,
    second lien, Series A, MBIA Insured, 5.00%, 7/01/30 .............................     10,000,000          10,503,400
    senior lien, Refunding, Series A, FGIC Insured, 5.125%, 7/01/31 .................     10,000,000          10,419,700
    Series A, MBIA Insured, 5.00%, 7/01/27 ..........................................     15,000,000          15,627,750
  Detroit Water Supply System Revenue,
    second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .............................      5,000,000           5,479,100
    senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .............................     17,575,000          18,156,557
    senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .............................      6,170,000           6,497,442
    senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...............      7,060,000           7,858,698
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ......      8,625,000           9,104,636
  Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ..........      4,145,000           4,626,898
  Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding,
    Series A, 6.25%, 5/15/27 ........................................................      1,750,000           1,761,060
  Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System,
    Series A, MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ...........................      2,500,000           2,600,025
  Michigan State Building Authority Revenue, Facilities Program, Refunding,
    Series I, 5.00%, 10/15/24 .......................................................     31,350,000          32,933,488
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit,
    Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ..........................     18,000,000          20,400,480
  Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue,
    Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%,
    12/15/32 ........................................................................     10,000,000          10,531,200
  Michigan State Trunk Line Revenue, Series A, FSA Insured,
      5.00%, 11/01/25 ...............................................................     16,250,000          16,991,325
      5.25%, 11/01/30 ...............................................................     10,000,000          10,562,100
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ...................................................     10,000,000          10,500,900
  Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ..............      5,500,000           5,806,955
  West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ...................      5,000,000           5,235,150
                                                                                                          ---------------
                                                                                                             256,979,858
                                                                                                          ---------------


                                                                                                       Annual Report  | 33


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MINNESOTA 2.2%
  Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ..................   $  9,100,000      $    9,219,665
  Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%,
    12/01/29 ........................................................................      1,500,000           1,563,465
  International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ..      3,500,000           3,583,230
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      Series A, FGIC Insured, 5.125%, 1/01/31 .......................................     10,000,000          10,389,100
      Series A, FGIC Insured, 5.25%, 1/01/32 ........................................     32,025,000          33,882,770
      Series A, FGIC Insured, 5.75%, 1/01/32 ........................................      5,000,000           5,506,100
      Series C, FGIC Insured, 5.25%, 1/01/26 ........................................     19,000,000          20,200,800
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ...........     25,810,000          27,880,220
  Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 ........................................................................     11,075,000          11,708,158
  Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%,
    11/15/27 ........................................................................     20,000,000          21,284,800
  Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 ........................................................................      8,195,000           8,663,508
  University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ..............      1,250,000           1,449,000
                                                                                                          ---------------
                                                                                                             155,330,816
                                                                                                          ---------------

  MISSISSIPPI 1.3%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ....     36,500,000          36,724,110
  Jackson County Environmental Improvement Revenue, International Paper Co. Project,
    6.70%, 5/01/24 ..................................................................      3,500,000           3,771,250
  Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
      5.875%, 4/01/22 ...............................................................     40,000,000          40,420,800
      Refunding, 5.90%, 5/01/22 .....................................................      8,250,000           8,440,080
  Mississippi State GO, Refunding, 5.75%, 12/01/12 ..................................      2,000,000           2,301,400
                                                                                                          ---------------
                                                                                                              91,657,640
                                                                                                          ---------------

  MISSOURI 1.2%
  Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ..........      9,095,000           9,677,899
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
    Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .............................     11,500,000          11,989,900
  Missouri State Board of Public Buildings Special Obligation Revenue, Series A,
    4.75%, 10/15/28 .................................................................      8,250,000           8,463,427
  Missouri State Health and Educational Facilities Authority Revenue, SSM Health
      Care, Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .......................      4,500,000           4,715,325
      Series A, AMBAC Insured, 5.25%, 6/01/21 .......................................     17,500,000          18,796,750
  St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 ...........      5,000,000           5,273,050
      Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 ...........      7,250,000           7,629,755
      Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 ...........     12,390,000          12,887,830
  Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., 5.40%,
    5/15/28 .........................................................................      4,000,000           4,042,000
                                                                                                          ---------------
                                                                                                              83,475,936
                                                                                                          ---------------


34 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MONTANA 0.8%
  Forsyth PCR,
      Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ........   $ 30,000,000      $   31,213,800
      The Montana Power Co., Refunding, MBIA Insured, 5.90%, 12/01/23 ...............     20,385,000          20,648,986
  Montana State Board of Housing Revenue, SF Program, Refunding, Series B-1, 6.25%,
    12/01/21 ........................................................................      6,025,000           6,184,000
                                                                                                          ---------------
                                                                                                              58,046,786
                                                                                                          ---------------

  NEBRASKA 0.2%
  Omaha Convention Hotel Corp. Revenue, Convention Center First Tier, Series A,
    AMBAC Insured, 5.125%, 4/01/26 ..................................................     12,500,000          13,225,000
                                                                                                          ----------------

  NEVADA 2.0%
    Clark County Airport Revenue, sub. lien,
      Series A-2, FGIC Insured, 5.125%, 7/01/27 .....................................     10,000,000          10,556,500
      Series B, FGIC Insured, 5.25%, 7/01/31 ........................................     20,000,000          21,050,400
  Clark County IDR, Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ..     12,500,000          12,580,375
  Director of the State Department of Business and Industry Revenue, Las Vegas
    Monorail Project, first tier, AMBAC Insured, 5.625%,
      1/01/32 .......................................................................     21,995,000          24,310,854
      1/01/34 .......................................................................     15,000,000          16,362,450
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
    5.25%, 7/01/18 ..................................................................     13,815,000          14,305,294
    Pre-Refunded, 5.25%, 7/01/18 ....................................................      9,870,000          10,620,811
  Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
    6.30%, 7/01/22 ..................................................................      4,500,000           4,553,415
  Nevada Housing Division Revenue, SF Program, senior issue, Refunding,
    Series A-1, 6.25%, 10/01/26 .....................................................        735,000             744,224
    Series C-2, FHA Insured, 6.75%, 10/01/26 ........................................      1,025,000           1,037,413
  Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
    12/01/17 ........................................................................     10,275,000          10,306,030
  Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
    1/15/23 .........................................................................      5,000,000           5,519,000
  Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
    12/01/14 ........................................................................      5,000,000           5,072,600
  Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 .........................................................................      5,000,000           5,214,800
                                                                                                          ---------------
                                                                                                             142,234,166
                                                                                                          ---------------

  NEW HAMPSHIRE 0.3%
  Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
    6/20/33 .........................................................................      5,788,000           6,049,270
  New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
      6.00%, 10/01/24 ...............................................................      2,000,000           2,187,360
      5.75%, 10/01/31 ...............................................................      1,000,000           1,063,190
  New Hampshire Higher Educational and Health Facilities Authority Revenue,
      New Hampshire Catholic Charities, 5.80%, 8/01/22 ..............................      1,000,000           1,010,740
      Rivier College, 5.60%, 1/01/28 ................................................      4,590,000           4,758,774
      The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ..............      4,275,000           4,641,795


                                                                                                     Annual Report  | 35


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW HAMPSHIRE (CONT.)
  New Hampshire State HFA, SFMR, Series E,
      6.75%, 7/01/19 ................................................................   $    595,000      $      603,021
      6.80%, 7/01/25 ................................................................        480,000             486,475
                                                                                                          ---------------
                                                                                                              20,800,625
                                                                                                          ---------------

  NEW JERSEY 1.8%
  Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA
    Insured, 5.00%, 8/01/23 .........................................................      5,000,000           5,308,150
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 6.00%, 1/01/19 ......................................................      2,100,000           2,121,840
      Series 1, 6.00%, 1/01/29 ......................................................      5,000,000           5,041,900
      Series 2, 6.125%, 1/01/19 .....................................................      2,000,000           2,030,900
      Series 2, 6.125%, 1/01/29 .....................................................      5,000,000           5,067,050
  New Jersey EDA Lease Revenue, International Center for Public Health Project,
    University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 .............      5,000,000           5,616,000
  New Jersey EDA Revenue,
      Cigarette Tax, 5.75%, 6/15/29 .................................................     20,000,000          21,221,400
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .......     10,000,000          10,532,500
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .......      5,000,000           5,250,800
      School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ........      7,500,000           7,723,200
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation
    System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...................     12,400,000          13,666,164
  New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
      5.60%, 1/01/22 ................................................................      7,500,000           8,208,300
      5.50%, 1/01/25 ................................................................     13,000,000          14,154,660
  Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding,
      5.75%, 6/01/32 ................................................................     24,225,000          24,237,597
                                                                                                          ---------------
                                                                                                             130,180,461
                                                                                                          ---------------

  NEW MEXICO 0.0%b
  New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
     Pre-Refunded, 6.00%, 6/15/13 ...................................................      1,000,000           1,133,600
                                                                                                          ---------------

  NEW YORK 13.5%
  Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
    MBIA Insured, 5.25%, 12/01/26 ...................................................     10,000,000          10,674,100
  MTA Commuter Facilities Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ....................................      8,950,000           9,792,553
      Pre-Refunded, 5.25%, 7/01/28 ..................................................      5,000,000           5,580,450
      Pre-Refunded, 6.125%, 7/01/29 .................................................     15,040,000          16,895,184
  MTA Dedicated Tax Fund Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................     12,500,000          14,187,125
      FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ...................................     14,250,000          15,732,997
      MBIA Insured, ETM, 6.25%, 4/01/11 .............................................      1,280,000           1,495,360
  MTA Revenue,
      Refunding, Series E, 5.25%, 11/15/31 ..........................................     10,000,000          10,552,800
      Refunding, Series U, 5.125%, 11/15/31 .........................................     20,720,000          21,633,338
      Series A, MBIA Insured, 4.75%, 11/15/27 .......................................     15,000,000          15,412,950


36 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  MTA Transit Facilities Revenue,
      Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 ...........................   $  3,630,000      $    3,971,728
      Series A, Pre-Refunded, 6.00%, 7/01/24 ........................................      5,000,000           5,592,450
      Series A, Pre-Refunded, 5.625%, 7/01/27 .......................................     10,800,000          11,727,504
      Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 .....................     15,000,000          17,094,450
  Nassau County GO,
      Improvement, Series F, 6.625%, 3/01/08 ........................................      7,325,000           7,827,202
      Water Utility Improvements, Series F, 6.625%, 3/01/07 .........................      7,070,000           7,527,995
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
      FSA Insured, Pre-Refunded, 5.75%, 8/01/29 .....................................     10,000,000          11,263,400
  New York City GO,
      Refunding, Series E, 6.00%, 8/01/26 ...........................................        300,000             314,868
      Refunding, Series H, 6.125%, 8/01/25 ..........................................     55,990,000          59,834,833
      Refunding, Series J, 6.00%, 8/01/21 ...........................................      9,495,000          10,121,575
      Series A, 6.125%, 8/01/06 .....................................................        110,000             111,932
      Series B, 8.25%, 6/01/05 ......................................................        575,000             577,346
      Series B, 6.20%, 8/15/06 ......................................................      1,200,000           1,223,304
      Series B, 6.125%, 8/01/09 .....................................................          5,000               5,088
      Series B, 6.00%, 8/15/26 ......................................................         70,000              73,544
      Series B, ETM, 8.25%, 6/01/05 .................................................        425,000             426,883
      Series B, Pre-Refunded, 6.20%, 8/15/06 ........................................        300,000             306,174
      Series B, Pre-Refunded, 6.30%, 8/15/08 ........................................     26,875,000          27,439,375
      Series B, Pre-Refunded, 6.375%, 8/15/10 .......................................     21,740,000          22,201,105
      Series B, Pre-Refunded, 6.00%, 8/15/26 ........................................      1,930,000           2,039,277
      Series D, 8.00%, 8/01/16 ......................................................          5,000               5,066
      Series D, 5.50%, 6/01/24 ......................................................     23,940,000          25,903,080
      Series E, 6.50%, 12/01/12 .....................................................         20,000              20,060
      Series E, Pre-Refunded, 6.00%, 8/01/26 ........................................      2,700,000           2,849,526
      Series F, 5.25%, 1/15/23 ......................................................     20,000,000          21,205,600
      Series F, Pre-Refunded, 6.00%, 8/01/13 ........................................     14,000,000          14,766,360
      Series G, Pre-Refunded, 6.00%, 10/15/26 .......................................     15,335,000          16,657,490
      Series H, 6.25%, 8/01/15 ......................................................     10,265,000          11,008,905
      Series H, Pre-Refunded, 6.25%, 8/01/15 ........................................      2,770,000           3,003,372
      Series H, Pre-Refunded, 6.125%, 8/01/25 .......................................      9,795,000          10,593,880
      Series I, 6.25%, 4/15/13 ......................................................      1,515,000           1,614,278
      Series I, 6.25%, 4/15/27 ......................................................        595,000             633,413
      Series I, Pre-Refunded, 6.25%, 4/15/13 ........................................     35,095,000          37,747,480
      Series I, Pre-Refunded, 6.25%, 4/15/27 ........................................      6,405,000           6,895,431
      Series J, Pre-Refunded, 6.00%, 8/01/21 ........................................     18,765,000          20,244,808
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, 5.50%, 6/15/33 .....................................................     55,000,000          59,813,050
      Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 .............................      4,855,000           5,109,256
      Series A, FGIC Insured, 5.50%, 6/15/32 ........................................     10,000,000          10,838,400
      Series A, Pre-Refunded, 5.75%, 6/15/30 ........................................      8,000,000           8,932,480
      Series B, AMBAC Insured, 5.25%, 6/15/29 .......................................      8,000,000           8,418,960
      Series B, FSA Insured, 5.25%, 6/15/29 .........................................      4,030,000           4,241,051


                                                                                                       Annual Report  | 37


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York City Municipal Water Finance Authority Water and Sewer System Revenue, (cont.)
      Series B, MBIA Insured, 5.75%, 6/15/26 ........................................   $  1,865,000      $    1,944,001
      Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ..........................      1,135,000           1,184,611
      Series B, Pre-Refunded, 5.75%, 6/15/29 ........................................     15,000,000          16,065,450
      Series D, 5.25%, 6/15/25 ......................................................     10,000,000          10,727,600
      Series G, FSA Insured, 5.125%, 6/15/32 ........................................     24,215,000          25,304,433
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Refunding, Series C, 5.50%, 11/01/20 ..........................................      5,000,000           5,486,750
      Refunding, Series C-A, 5.50%, 11/01/24 ........................................      4,200,000           4,600,806
      Series B, 5.00%, 5/01/30 ......................................................      7,500,000           7,808,850
      Series B, Pre-Refunded, 6.00%, 11/15/29 .......................................     10,000,000          11,467,000
      Series D, 5.00%, 2/01/27 ......................................................     10,000,000          10,469,600
      Series E, 5.00%, 2/01/28 ......................................................      8,885,000           9,314,145
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC
    Insured, Pre-Refunded, 5.40%, 1/01/19 ...........................................     15,000,000          16,670,400
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001,
    Series D, AMBAC Insured, 5.125%, 7/01/31 ........................................      8,000,000           8,417,600
  New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39      16,000,000          17,614,400
  New York State Dormitory Authority Revenue, State University Educational
    Facilities, 5.125%, 5/15/21 .....................................................      7,165,000           7,563,589
  New York State Dormitory Authority Revenues,
      City University System, Consolidated Third, Series 1, 5.25%, 7/01/25 ..........     10,000,000          10,500,600
      City University System, Third General Residence, Series 2, Pre-Refunded,
        6.00%, 7/01/20 ..............................................................     16,860,000          17,830,462
      City University System, Third General Residence, Series 2, Pre-Refunded,
        6.00%, 7/01/26 ..............................................................      5,500,000           5,813,335
      Interfaith Medical Center, Series D, 5.40%, 2/15/28 ...........................      8,000,000           8,342,960
      Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ................     14,290,000          15,378,755
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ................      4,830,000           5,177,180
      Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ..........      5,000,000           5,226,850
      Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ...         80,000              85,040
      Supported Debt, Mental Health Services, Series A, 6.00%, 8/15/17 ..............        245,000             261,486
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17       3,465,000           3,728,998
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27          90,000              96,469
      Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28      6,570,000           6,770,254
      Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
        7/01/28 .....................................................................      3,430,000           3,733,521
  New York State Energy Research and Development Authority Electric Facilities
    Revenue, Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 .......      8,500,000           8,717,855
  New York State HFA Service Contract Obligation Revenue,
      Refunding, Series C, 5.50%, 9/15/22 ...........................................     17,505,000          18,539,896
      Series A, Pre-Refunded, 6.50%, 3/15/25 ........................................     10,000,000          10,349,200
  New York State HFAR,
      Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 .........     14,070,000          14,070,000
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ...      4,860,000           5,151,940
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ..      3,760,000           3,985,826
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 .......................................      1,420,000           1,623,912


38 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Pre-Refunded, 5.75%, 4/01/16 ....................................................   $ 13,200,000      $   13,828,452
  New York State Urban Development Corp. Revenue,
      senior lien, Corporate Purpose, 5.50%, 7/01/05 ................................        400,000             401,800
      Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ................................     11,720,000          12,659,358
  Onondaga County GO,
      5.875%, 2/15/12 ...............................................................        300,000             343,827
      ETM, 5.875%, 2/15/12 ..........................................................        700,000             811,440
  Triborough Bridge and Tunnel Authority Revenues, General Purpose,
      Refunding, Series A, 5.00%, 1/01/27 ...........................................      5,000,000           5,206,400
      Refunding, Series A, 5.00%, 1/01/32 ...........................................     20,000,000          20,708,200
      Series B, Pre-Refunded, 5.50%, 1/01/30 ........................................     15,000,000          17,608,650
      Series X, ETM, 6.625%, 1/01/12 ................................................      1,800,000           2,126,142
      Series Y, ETM, 5.90%, 1/01/07 .................................................        500,000             525,840
      Series Y, ETM, 6.00%, 1/01/12 .................................................      1,000,000           1,131,030
                                                                                                          ---------------
                                                                                                             957,513,749
                                                                                                          ---------------

  NORTH CAROLINA 3.1%
  Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................      6,000,000           6,268,620
  Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
      5.90%, 1/15/16 ................................................................      7,010,000           7,269,720
      Pre-Refunded, 5.90%, 1/15/16 ..................................................      2,890,000           3,011,091
  North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 5.75%, 1/01/26 ...........................................     65,350,000          69,434,375
      Refunding, Series B, 6.00%, 1/01/22 ...........................................      1,250,000           1,442,488
      Refunding, Series B, 6.25%, 1/01/23 ...........................................     39,030,000          46,492,536
      Refunding, Series B, 5.75%, 1/01/24 ...........................................     35,140,000          37,262,456
      Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 .............................      1,280,000           1,286,093
      Refunding, Series D, 5.125%, 1/01/23 ..........................................     12,000,000          12,363,000
      Refunding, Series D, 5.125%, 1/01/26 ..........................................      3,000,000           3,082,950
      Refunding, Series D, 6.75%, 1/01/26 ...........................................      5,000,000           5,600,000
      Series D, 6.70%, 1/01/19 ......................................................      2,000,000           2,238,500
  North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
    FSA Insured, 4.75%, 9/01/24 .....................................................      6,970,000           7,101,106
  University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21        5,000,000           5,198,700
  Winston-Salem Water and Sewer System Revenue, Refunding, Pre-Refunded, 5.125%,
    6/01/28 .........................................................................     11,000,000          12,212,530
                                                                                                          ---------------
                                                                                                             220,264,165
                                                                                                          ---------------

  OHIO 3.4%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Children's Hospital Center, FSA Insured, 5.00%, 11/15/31 ........................      9,250,000           9,626,382
  Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
      12/01/26 ......................................................................      6,085,000           6,418,823
      12/01/27 ......................................................................      3,185,000           3,355,047
  Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ...........     20,000,000          20,594,200
  Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29         5,000,000           5,249,050


                                                                                                       Annual Report  | 39


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------

  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OHIO (CONT.)
  Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ...................................................   $ 16,000,000      $   16,779,040
  Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ..     17,100,000          19,278,198
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide
    Air Inc., Refunding,
      Series A, 5.625%, 2/01/18 .....................................................      6,000,000           6,483,720
      Series E, 6.05%, 10/01/09 .....................................................      4,000,000           4,451,200
      Series F, 6.05%, 10/01/09 .....................................................      2,750,000           3,060,200
  Franklin County Convention Facilities Authority Tax and Lease Revenue,
    Anticipation Bonds, MBIA Insured, 5.00%, 12/01/27 ...............................      7,500,000           7,848,750
  Hamilton County Sales Tax Revenue, Series B, AMBAC Insured, 5.25%, 12/01/32 .......     10,000,000          10,711,700
  Kettering City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/30     7,450,000           7,804,098
  Montgomery County Health System Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18       10,955,000          11,769,460
  Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical
    Center, Pre-Refunded,
      5.50%, 12/01/10 ...............................................................      1,300,000           1,429,181
      5.60%, 12/01/11 ...............................................................      1,000,000           1,103,600
      5.65%, 12/01/12 ...............................................................        925,000           1,022,791
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
      5.375%, 12/01/20 ..............................................................      4,275,000           4,696,943
      5.45%, 12/01/25 ...............................................................      3,000,000           3,299,400
  Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co.
    Project, Refunding, 6.10%, 9/01/30 ..............................................     12,000,000          12,263,640
  Ohio State Water Development Authority Pollution Control Facilities Revenue, Water
    Control Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%,
    6/01/19 .........................................................................     18,000,000          19,186,020
  Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A,
    6.40%, 8/15/27 ..................................................................      3,250,000           3,263,910
  Pickerington Local School District GO, School Facilities Construction and
    Improvement, FGIC Insured, 5.00%, 12/01/28 ......................................     15,000,000          15,612,750
  Springboro Community City School District GO, School Improvement, MBIA Insured,
    5.00%, 12/01/27 .................................................................     10,350,000          10,929,083
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/29 .........................................................................     11,305,000          12,708,290
  University of Cincinnati COP,
      Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ................      4,000,000           4,165,920
      University Center Project, MBIA Insured, Pre-Refunded, 5.125%, 6/01/24 ........     10,500,000          10,992,870
  University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
    6/01/24 .........................................................................      5,000,000           5,359,300
                                                                                                          ---------------
                                                                                                             239,463,566
                                                                                                          ---------------

  OKLAHOMA 0.6%
  Stillwater Medical Center Authority Revenue,
      Series A, Pre-Refunded, 6.10%, 5/15/09 ........................................      2,340,000           2,457,842
      Series B, Pre-Refunded, 6.35%, 5/15/12 ........................................      1,150,000           1,239,666
      Series B, Pre-Refunded, 6.50%, 5/15/19 ........................................      3,390,000           3,694,286
  Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project,
    Series A, Pre-Refunded, 6.25%, 2/15/14 ..........................................      2,000,000           2,055,940


40 |  Annual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OKLAHOMA (CONT.)
  Tulsa Municipal Airport Trust Revenue,
      American Airlines Project, AMR Corp., Refunding, 7.35%, 12/01/11 ..............    $ 4,000,000      $    3,932,480
      American Airlines Project, Refunding, 6.25%, 6/01/20 ..........................     18,530,000          15,670,265
      AMR Corp., Refunding, Series B, 6.00%, 6/01/35 ................................     10,000,000           9,581,600
  Valley View Hospital Authority Revenue, Valley View Regional Medical
    Center, Refunding, 6.00%, 8/15/14 ...............................................      4,000,000           4,182,360
                                                                                                          ---------------
                                                                                                              42,814,439
                                                                                                          ---------------
  OREGON 0.9%
  Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ........     10,500,000          11,093,985
  Jackson County School District No. 6 Central Point GO, FGIC Insured,
    Pre-Refunded, 5.25%, 6/15/20 ....................................................      4,000,000           4,403,680
  Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured,
    6.00%, 10/15/13 .................................................................      1,250,000           1,470,800
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 ....................................................     10,000,000          11,432,300
  Oregon State EDR, Georgia Pacific Corp. Project,
      Refunding, Series 183, 5.70%, 12/01/25 ........................................      3,500,000           3,527,790
      Series CLVII, 6.35%, 8/01/25 ..................................................      5,500,000           5,532,945
  Oregon State GO,
      Series LX, 6.75%, 5/01/05 .....................................................      1,000,000           1,000,000
      State Board of Higher Education, Series A, 5.00%, 8/01/26 .....................     18,630,000          19,598,742
      State Board of Higher Education, Series A, 5.00%, 8/01/27 .....................      6,955,000           7,390,035
                                                                                                          ---------------
                                                                                                              65,450,277
                                                                                                          ---------------
  PENNSYLVANIA 4.9%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, 6.50%, 11/15/30 ...................................................     10,000,000          11,755,700
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
      5.50%, 12/01/29 ...............................................................     10,000,000          10,479,300
      Series A, 6.70%, 12/01/20 .....................................................      5,250,000           5,328,750
  Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured,
    5.00%, 3/01/29 ..................................................................     10,000,000          10,391,700
  Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ...................................      5,000,000           5,139,850
  Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ........      5,000,000           5,572,150
  Delaware County Authority University Revenue, Villanova University, Series A,
    MBIA Insured,5.00%, 12/01/18 ....................................................      7,090,000           7,433,652
  Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges
    Revenue, FSA Insured, 5.75%,
      1/01/22 .......................................................................      8,500,000           9,422,930
      1/01/26 .......................................................................     10,000,000          11,081,300
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ...................................................      5,000,000           5,821,750
  Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 .......     18,700,000          19,819,195
  Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
    Series A, MBIA Insured, 6.15%, 8/01/29 ..........................................      4,000,000           4,114,320





                                                                                                         Annual Report  | 41


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PENNSYLVANIA (CONT.)
  Montgomery County IDA Retirement Community Revenue, Act Retirement-Life
    Communities, 5.25%, 11/15/28 ....................................................   $  2,500,000      $    2,531,025
  Northampton County General Purpose Authority Revenue, County Agreement,
    FSA Insured,5.25%, 10/01/30 .....................................................     12,150,000          12,914,842
  Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
    MacMillan LP Project, Pre-Refunded, 7.60%, 12/01/20                                    5,000,000           5,237,150
  Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project,
    Series D, 7.125%,12/01/15 .......................................................     13,500,000          13,790,250
  Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...      5,000,000           5,512,950
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 .....      5,850,000           6,095,817
  Philadelphia Authority for Industrial Development Lease Revenue, Series B,
    FSA Insured,5.25%, 10/01/30 .....................................................     15,630,000          16,461,516
  Philadelphia Gas Works Revenue,
      Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 .................................      5,000,000           5,223,250
      Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ........................      5,000,000           5,192,550
  Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .....................................      5,000,000           5,121,200
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
      Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%,
        1/01/18                                                                            3,275,000           3,457,188
      Mortgage, North Philadelphia Health Systems, Series A, FHA Insured,
        5.35%, 1/01/23 ..............................................................      5,690,000           5,945,709
      Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%,
        1/01/28 .....................................................................      3,700,000           3,847,075
      Temple University Hospital, 5.875%, 11/15/23 ..................................      5,000,000           5,048,150
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured,
    5.25%, 9/01/29 ..................................................................     15,000,000          16,148,400
  Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured,
      5.00%, 4/15/29 ................................................................     10,980,000          11,496,829
      4/15/30 .......................................................................      6,000,000           6,272,580
  Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded,
    5.75%, 2/01/30 ..................................................................     14,050,000          15,946,329
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
    5.00%, 11/01/31 .................................................................     25,000,000          25,964,500
  Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue,
    AMBAC Insured, 5.125%, 2/01/35 ..................................................     15,000,000          15,602,850
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset
    District Sales Tax, AMBAC Insured, 5.25%, 2/01/31 ...............................      5,000,000           5,376,800
  State Public School Building Authority School Revenue,
      Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ............      9,500,000           9,954,480
      Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 .............     32,000,000          33,313,920
  Washington County Authority Revenue, Capital Projects and Equipment Program,
    Refunding, AMBAC Insured, 6.15%, 12/01/29                                              2,400,000           2,615,592
                                                                                                          ---------------
                                                                                                             345,431,549
                                                                                                          ---------------
  RHODE ISLAND 0.5%
  Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 .........      9,900,000          10,013,850
  Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing,
    Series A, 5.875%, 9/15/23 .......................................................      2,000,000           2,030,560
    6.00%, 9/15/33 ..................................................................      3,000,000           3,050,790
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership
    Opportunity, Refunding, Series 25-A, 4.95%, 10/01/16 ............................        140,000             141,879
    Series 10-A, 6.50%, 10/01/22 ....................................................        475,000             476,876
    Series 10-A, 6.50%, 4/01/27 .....................................................        265,000             266,121
    Series 15-A, 6.85%, 10/01/24 ....................................................        620,000             625,636


42 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  RHODE ISLAND (CONT.)
  Rhode Island State Health and Educational Building Corp. Revenue,
      Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ..................    $ 8,400,000      $    8,937,096
      Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ................      7,000,000           7,917,840
                                                                                                          ---------------
                                                                                                              33,460,648
                                                                                                          ---------------
                                              SOUTH CAROLINA 1.1%
  Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
    Refunding, FSA Insured, 5.00%, 3/01/26 ..........................................      7,750,000           8,123,550
  Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured,
    5.00%, 10/01/28 .................................................................      8,000,000           8,402,880
  Lancaster Educational Assistance Program Inc. Revenue, School District of
    Lancaster County Project, 5.00%, 12/01/26 .......................................     10,000,000          10,244,300
  Medical University of South Carolina Hospital Authority Hospital Facilities
    Revenue, Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ............     13,860,000          14,390,699
  South Carolina Public Service Authority Revenue, Series B, FSA Insured,
    5.25%, 1/01/33 ..................................................................     31,835,000          33,605,663
                                                                                                          ---------------
                                                                                                              74,767,092
                                                                                                          ---------------
  SOUTH DAKOTA 0.2%
  South Dakota Health and Educational Facilities Authority Revenue, Avera Health
    Issue, AMBAC Insured, 5.25%, 7/01/22 ............................................     15,425,000          16,720,237
                                                                                                          ---------------
  TENNESSEE 0.3%
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured,
    6.00%, 7/01/21 ..................................................................      7,000,000           7,835,310
  Knox County Health Educational and Housing Facilities Board Hospital Facilities
    Revenue, Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .......      5,000,000           5,272,750
  Memphis GO, 5.00%, 4/01/17 ........................................................      3,000,000           3,206,370
  Metropolitan Government of Nashville and Davidson County District Energy
    Revenue, Series A,AMBAC Insured, 5.00%, 10/01/25 ................................      5,460,000           5,756,751
  Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D,
    4.70%, 7/01/15                                                                           695,000             701,408
                                                                                                          ---------------
                                                                                                              22,772,589
                                                                                                          ---------------
  TEXAS 5.5%
  Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ..     10,000,000          10,450,200
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word
    Health Services, FSA Insured, ETM,
      6.00%, 11/15/15 ...............................................................      7,500,000           7,803,750
      6.10%, 11/15/23 ...............................................................      8,300,000           8,598,136
  Bexar County HFC, MFHR,
      American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ..........      6,000,000           6,297,960
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .......      1,000,000           1,071,760
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ........      2,845,000           3,049,328
  Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding,
      MBIA Insured, 5.875%, 5/01/22 .................................................      2,860,000           2,928,383
      6.35%, 5/01/25 ................................................................      1,890,000           1,935,927
  Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ...................................      2,005,000           2,125,721
  Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ...........................      1,000,000           1,080,860
  Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ................................        175,000             181,716
  Dallas ISD, GO, Refunding, 5.25%, 2/15/20 .........................................      2,000,000           2,164,340


                                                                                                        Annual Report  | 43


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TEXAS (CONT.)
  Dallas-Fort Worth International Airport Revenue, Refunding and Improvement,
    Series A, FGIC Insured, 5.625%, 11/01/26 ........................................    $85,000,000      $   91,619,800
  Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ........      4,175,000           4,773,778
  Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ..........................      9,900,000          10,453,410
  Edcouch Elsa ISD, GO, 5.50%, 2/15/30 ..............................................      2,000,000           2,148,140
  Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS
    Corp. Projects, Refunding, 5.50%, 9/01/17 .......................................      3,250,000           3,412,793
  Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project,
    5.70%, 4/01/32 ..................................................................      3,000,000           3,044,850
  Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded,
    5.25%, 8/15/21 ..................................................................      2,500,000           2,780,350
  Houston Airport System Revenue, sub. lien, Series B, FSA Insured,
    5.50%, 7/01/30 ..................................................................      2,000,000           2,157,800
  Houston Area Water Corp. Contract Revenue, Northeast Water Purification
    Project, FGIC Insured, 5.125%, 3/01/28 ..........................................     15,000,000          15,697,200
  Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ...........      5,000,000           5,231,900
  Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
      Pre-Refunded, 5.00%, 12/01/25 .................................................      9,710,000          10,410,188
      5.25%, 12/01/30 ...............................................................     14,000,000          15,499,680
  Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ..............................         20,000              20,083
  Keller ISD, GO, Refunding, 5.375%, 8/15/25 ........................................      1,500,000           1,600,155
  Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ...................................      1,000,000           1,140,200
  Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ......................................      4,000,000           4,355,760
  Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 .......      2,130,000           2,359,870
  Lower Colorado River Authority Revenue,
      Refunding, FSA Insured, 5.00%, 5/15/31 ........................................     10,000,000          10,353,200
      Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 .............      2,000,000           2,075,800
  Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured,
      6.125%, 12/01/17 ..............................................................        280,000             290,741
  Matagorda County Navigation District No. 1 PCR, Central Power and Light Co.
    Project, Refunding, 6.00%, 7/01/28 ..............................................     19,200,000          19,467,456
  North Central Texas Health Facility Development Corp. Revenue,
      Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ....     19,335,000          20,738,721
      Texas Health Resources System, Series B, MBIA Insured, 5.125%, 2/15/22 ........      5,985,000           6,240,560
  Northside ISD, GO, Refunding, 5.00%, 2/15/26 ......................................      2,500,000           2,595,050
  Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project,
      Refunding, 5.60%, 1/01/27 .....................................................      6,000,000           5,766,840
      Series A, 5.60%, 4/01/18 ......................................................      4,500,000           4,371,030
  Onalaska ISD, GO, 5.375%, 2/15/32 .................................................      2,840,000           3,028,036
  Pasadena GO, Certificates of Obligation, FGIC Insured, 5.25%, 4/01/32 .............      3,000,000           3,156,780
  Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ......      4,000,000           4,112,440
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding,
    5.65%, 12/01/22 .................................................................     15,000,000          15,871,800
  Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of
    Oklahoma, Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ..     12,000,000          12,624,600
  Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured,
    5.75%, 2/15/21 ..................................................................      2,500,000           2,760,550
  Sabine River Authority PCR, Southwestern Electric Power Co., Refunding,
    MBIA Insured, 6.10%, 4/01/18 ....................................................      9,000,000           9,433,890


44 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TEXAS (CONT.)
  San Antonio Water Revenue,
      Refunding, FSA Insured, 5.00%, 5/15/28 ........................................   $  5,000,000      $    5,198,050
      Systems, Refunding, FSA Insured, 5.00%, 5/15/25 ...............................      5,000,000           5,228,850
  Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured,
    5.00%, 9/01/25 ..................................................................      5,000,000           5,236,850
  Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
    Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ......................      4,000,000           4,816,600
  Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living
    Centers, Series C, 5.75%,
      8/15/18 .......................................................................      1,570,000           1,534,251
      8/15/28 .......................................................................      3,900,000           3,630,471
  Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding,
    7.375%, 10/01/20 ................................................................        500,000             677,360
  Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A,
    6.15%, 12/01/25 .................................................................      1,000,000           1,024,990
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
      Center Project, Series A, MBIA Insured, 5.50%, 11/01/17 .......................      1,735,000           1,834,797
      Series D, FSA Insured, 5.375%, 11/01/27 .......................................     12,480,000          13,483,642
  University of Texas University Revenues, Financing System, Series A, Pre-Refunded,
    5.70%, 8/15/20 ..................................................................      1,000,000           1,107,650
  Wylie ISD, GO,
      Pre-Refunded, 7.00%, 8/15/24 ..................................................        660,000             797,042
      Refunding, 7.00%, 8/15/24 .....................................................        340,000             411,026
                                                                                                          ---------------
                                                                                                             392,263,111
                                                                                                          ---------------
  U.S. TERRITORIES 2.6%
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
    5.375%, 5/15/33 .................................................................     23,470,000          23,667,617
  District of Columbia GO,
      FGIC Insured, 5.00%, 6/01/28 ..................................................     22,475,000          23,429,064
      Series A, FSA Insured, 5.375%, 6/01/24 ........................................      3,580,000           3,851,113
      Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ..........................      1,420,000           1,563,874
      Series E, MBIA Insured, ETM, 6.00%, 6/01/13 ...................................         15,000              15,045
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed
    Bonds, 6.50%, 5/15/33 ...........................................................     35,000,000          37,161,950
  Puerto Rico Commonwealth GO,
      AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 ...................................        250,000             261,478
      Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ..............................        250,000             268,425
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series Y,
      5.00%, 7/01/36 ................................................................     62,000,000          64,858,820
      5.50%, 7/01/36 ................................................................      7,000,000           7,757,540
  Puerto Rico Electric Power Authority Revenue, Series X, Pre-Refunded,
    5.50%, 7/01/25 ..................................................................        200,000             200,980
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing
    Mortgage, First Portfolio, 6.25%, 4/01/29 .......................................        130,000             133,068
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
    Financing Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ..............        350,000             357,770


                                                                                                       Annual Report  | 45


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  U.S. TERRITORIES (CONT.)
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control
    Facilities Financing Authority Industrial Revenue,
      Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ..................................   $    850,000      $      871,301
      Teacher's Retirement System Revenue, Series B, ETM, 5.50%, 7/01/21 ............        250,000             262,000
  Puerto Rico PBA Revenue, Government Facilities, Series D,
      5.25%, 7/01/27 ................................................................      3,265,000           3,472,785
      Pre-Refunded, 5.25%, 7/01/27 ..................................................      8,735,000           9,736,118
  University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25                 285,000             289,839
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.50%, 10/01/18 ...............................................................      1,400,000           1,488,144
      5.50%, 10/01/22 ...............................................................      5,000,000           5,291,750
      5.625%, 10/01/25 ..............................................................      1,900,000           2,007,768
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
    5.30%, 7/01/18                                                                           500,000             508,075
                                                                                                          ---------------
                                                                                                             187,454,524
                                                                                                          ---------------
  UTAH 0.6%
  Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding,
    Series A, 7.50%, 2/01/10 ........................................................      5,050,000           5,172,261
  Intermountain Power Agency Power Supply Revenue,
      ETM, 6.15%, 7/01/14 ...........................................................     16,225,000          17,598,284
      Series A, 6.15%, 7/01/14 ......................................................      8,775,000           9,280,440
  Salt Lake County College Revenue, Westminster College Project,
      5.70%, 10/01/17 ...............................................................      1,000,000           1,053,610
      5.75%, 10/01/27 ...............................................................      1,000,000           1,044,160
      5.625%, 10/01/28 ..............................................................      3,305,000           3,475,141
  South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26                            4,770,000           5,036,023
  Utah State HFAR, SFM,
      Series B, 6.55%, 7/01/26 ......................................................        285,000             286,496
      Series E-1, 6.65%, 7/01/20 ....................................................         35,000              35,069
                                                                                                          ---------------
                                                                                                              42,981,484
                                                                                                          ---------------
  VERMONT 0.3%
  Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ................      5,780,000           6,039,406
  Vermont Educational and Health Buildings Financing Agency Revenue,
    Fletcher Allen Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ................     13,000,000          14,835,730
  Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ......................................      3,000,000           3,057,990
                                                                                                          ---------------
                                                                                                              23,933,126
                                                                                                          ---------------
  VIRGINIA 0.5%
  Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding,
    MBIA Insured, 5.00%, 6/15/30 ....................................................     12,260,000          12,916,155
  Henrico County IDA Public Facilities Lease Revenue, Regional Jail Project,
    Pre-Refunded, 6.00%, 8/01/15 ....................................................      7,250,000           7,312,930
  Medical College Hospital Authority Revenue, General Revenue Bonds,
    MBIA Insured, 5.125%, 7/01/18 ...................................................      2,000,000           2,106,220
  Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
    MBIA Insured, 5.35%, 7/01/31 ....................................................     10,000,000          10,300,300
                                                                                                          ---------------
                                                                                                              32,635,605
                                                                                                          ---------------


46 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WASHINGTON 3.2%
  Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows
    Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ...............................   $    200,000      $      203,700
  Central Puget Sound Regional Transportation Authority Sales and Use Tax
    Revenue, Series A, AMBAC Insured, 5.00%, 11/01/30 ...............................     20,000,000          20,994,600
  Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue,
    Division V, Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 .....................      5,000,000           5,229,700
  Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric,
    Division I, Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ........        200,000             206,546
  Clark County PUD No. 1 Generating System Revenue,
      FGIC Insured, ETM, 6.00%, 1/01/08 .............................................        200,000             216,010
      Refunding, FSA Insured, 5.50%, 1/01/25 ........................................     15,015,000          16,334,668
  Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ...........        200,000             209,124
  Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B,
    FSA Insured, 5.35%, 7/01/18 .....................................................     11,500,000          12,562,140
  Goat Hill Properties Lease Revenue, Government Office Building Project,
    MBIA Insured, 5.00%, 12/01/33 ...................................................     18,500,000          19,271,080
  Grant County PUD No. 2 Priest Rapids Hydro Electric Revenue, Second Series B,
    MBIA Insured, 5.875%, 1/01/26 ...................................................        100,000             103,662
  Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
      Second Series A, MBIA Insured, 5.20%, 1/01/23 .................................        250,000             261,655
      Series D, FSA Insured, 5.20%, 1/01/23 .........................................      6,000,000           6,398,820
  King County GO, Sewer, Refunding, Series C, 6.25%, 1/01/32 ........................      8,715,000           9,332,371
  King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .....        175,000             175,644
  King County School District No. 400 Mercer Island GO, Pre-Refunded,
    5.90%, 12/01/15 .................................................................        100,000             103,387
  King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 .......      5,000,000           5,271,000
  King County School District No. 412 Shoreline GO, Pre-Refunded, 6.10%, 6/01/13 ....        100,000             100,284
  King County School District No. 415 Kent GO, FSA Insured, Pre-Refunded,
    5.875%, 6/01/16 .................................................................        200,000             206,722
  Pierce County EDC Solid Waste Revenue, Occidental Petroleum Corp.,
    5.80%, 9/01/29 ..................................................................      4,360,000           4,401,987
  Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded,
    6.00%, 12/01/14 .................................................................      2,000,000           2,290,400
  Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ....      5,000,000           5,401,400
  Pierce County Sewer Revenue, 5.70%, 2/01/17 .......................................        100,000             101,923
  Port Seattle Revenue, Refunding,
      MBIA Insured, 5.00%, 7/01/33 ..................................................     10,000,000          10,337,700
      Series A, FGIC Insured, 5.00%, 4/01/31 ........................................     21,680,000          22,313,273
  Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On
  Project, 7.40%, 11/20/36 ..........................................................         99,000             108,900
  Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ........................     10,000,000          10,775,900
  Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 .......................        300,000             316,698
  Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ................        200,000             203,284
  Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ....................................      7,000,000           8,244,810
  Spokane County GO, Refunding, Pre-Refunded, 6.00%, 12/01/14 .......................        130,000             136,527
  Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ......         15,000              15,064
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...............................        300,000             314,802
  Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
      5.125%, 6/01/22 ...............................................................      2,925,000           3,111,118
      5.25%, 6/01/33 ................................................................      9,770,000          10,312,430


                                                                                                       Annual Report  | 47


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WASHINGTON (CONT.)
  Washington State GO,
      Motor Vehicle Fuel Tax, Series 1995D DD-15 and R-95C, Pre-Refunded,
        6.00%, 9/01/20 ..............................................................   $    240,000      $      242,767
      Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ................     10,000,000          10,533,100
      Series A, FGIC Insured, 5.00%, 7/01/27 ........................................     10,000,000          10,533,100
      Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ........................     10,120,000          10,817,774
  Washington State Health Care Facilities Authority Revenue,
      Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ........................        250,000             257,770
      Providence Services, MBIA Insured, 5.50%, 12/01/26 ............................      6,000,000           6,412,320
  Washington State Higher Education Facilities Authority Revenue, Pacific
    Lutheran University Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 .....        200,000             210,650
  Washington State Public Power Supply System Revenue, Nuclear Project No. 2,
      Refunding, Series A, 6.30%, 7/01/12 ...........................................      7,700,000           9,001,223
                                                                                                          ---------------
                                                                                                             223,576,033
                                                                                                          ---------------
  WEST VIRGINIA 0.7%
  Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
      6.50%, 4/01/25 ................................................................      3,500,000           3,570,000
      Refunding, 5.40%, 5/01/25 .....................................................     10,000,000          10,170,300
  Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ............................      2,400,000           2,404,320
  West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ...................     10,000,000          11,058,100
  West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
    Series B, AMBAC Insured, 5.00%, 11/01/29 ........................................      7,500,000           7,887,675
  West Virginia University Revenues, Improvement, West Virginia University Projects,
    Series C, FGIC Insured, 5.00%, 10/01/34 .........................................     10,000,000          10,465,600
                                                                                                          ---------------
                                                                                                              45,555,995
                                                                                                          ---------------
  WISCONSIN 0.7%
  Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ........................      2,200,000           2,206,952
  Wisconsin Housing and EDA Homeownership Revenue, Refunding, Series A,
    6.10%, 11/01/10 .................................................................      7,920,000           8,103,348
  Wisconsin State Health and Educational Facilities Authority Revenue,
      Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .........     21,050,000          21,726,547
      Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ........................      1,500,000           1,540,455
      Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ........................      1,000,000           1,017,120
      Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ....................      6,500,000           6,690,710
      Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ....................      7,500,000           7,720,050
  Wisconsin State Petroleum Inspection Fee Revenue, Series A, Pre-Refunded,
    6.00%, 7/01/11 ..................................................................      1,500,000           1,538,295
                                                                                                          ---------------
                                                                                                              50,543,477
                                                                                                          ---------------
  WYOMING 0.0%b
  Wyoming CDA, MFMR, Series A,
      6.90%, 6/01/12 ................................................................        275,000             275,009
      6.95%, 6/01/24 ................................................................        815,000             815,123
                                                                                                          ---------------
                                                                                                               1,090,132
                                                                                                          ---------------
TOTAL BONDS (COST $6,184,953,072) ...................................................                      6,598,261,276
                                                                                                          ---------------


48 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS 5.0%
  CALIFORNIA 1.4%
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, 1/15/24 ......................................   $ 65,000,000      $   22,005,750
      Convertible Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85%
        thereafter, 1/15/23 .........................................................     35,000,000          29,568,000
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75%
        thereafter, 1/15/21 .........................................................     50,000,000          45,211,000
      senior lien, ETM, 1/01/23 .....................................................      7,000,000           3,157,350
                                                                                                          ---------------
                                                                                                              99,942,100
                                                                                                          ---------------
  COLORADO 0.0%b
  Colorado Springs Airport Revenue, Series C,
      1/01/07 .......................................................................      1,675,000           1,578,001
      1/01/08 .......................................................................        800,000             720,056
      1/01/11 .......................................................................      1,450,000           1,127,853
                                                                                                          ---------------
                                                                                                               3,425,910
                                                                                                          ---------------
  FLORIDA 0.1%
  Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
      10/01/23 ......................................................................      5,000,000           2,001,800
      10/01/24 ......................................................................      3,000,000           1,133,850
  Miami-Dade County Special Obligation Revenue, Sub Series B, MBIA Insured,
    10/01/34                                                                               5,500,000           1,113,970
                                                                                                          ---------------
                                                                                                               4,249,620
                                                                                                          ---------------
  ILLINOIS 1.0%
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
      Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/08 ...................        185,000             167,125
      Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/09 ...................        235,000             203,905
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/08 ..............      7,000,000           6,358,660
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/09 ..............      9,275,000           8,122,952
      Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 ...........     30,000,000          17,949,600
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured,
        6/15/20 .....................................................................      8,240,000           6,361,280
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured,
        6/15/21 .....................................................................      6,000,000           4,626,000
      Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/08 ....................      1,315,000           1,194,520
      Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ....................      1,490,000           1,304,927
      McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ............        155,000             128,825
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/10 .......      7,845,000           6,526,726
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/11 .......      9,690,000           7,809,559
  University of Illinois University Revenues, Auxiliary Facilities,
    AMBAC Insured, 4/01/10 ..........................................................     14,250,000          11,937,653
                                                                                                          ---------------
                                                                                                              72,691,732
                                                                                                          ---------------
  KENTUCKY 1.2%
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
      8/15/07 .......................................................................      1,640,000           1,523,068
      8/15/08 .......................................................................      4,505,000           4,041,120
      8/15/09 .......................................................................      4,580,000           3,914,801
      8/15/10 .......................................................................      4,620,000           3,785,212
      8/15/13 .......................................................................      6,825,000           4,888,816



                                                                                                        Annual Report  | 49



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  KENTUCKY (CONT.)
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, (cont.)
      8/15/14 .......................................................................   $  6,860,000      $    4,689,908
      8/15/16 .......................................................................      7,005,000           4,339,668
      8/15/17 .......................................................................      7,115,000           4,184,260
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc.,
      Refunding, Series B, MBIA Insured, 10/01/18 ...................................     10,000,000           5,441,700
      Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter,
        10/01/19 ....................................................................     11,080,000          12,211,268
      Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/21 .....      8,925,000           9,791,974
      Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/23 .....     16,945,000          18,477,506
  Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ......      5,250,000           4,825,117
                                                                                                          ---------------
                                                                                                              82,114,418
                                                                                                          ---------------
  LOUISIANA 0.2%
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
    Memorial Hospital Project, Series A, Connie Lee Insured, 12/01/22 ...............     11,040,000          10,816,440
                                                                                                          ---------------
                                                    MICHIGAN 0.1%
  Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
    5/01/18 .........................................................................      5,935,000           2,950,170
  Harrison Community Schools GO, AMBAC Insured, 5/01/20 .............................      6,000,000           2,539,320
                                                                                                          ---------------
                                                                                                               5,489,490
                                                                                                          ---------------
  NEVADA 0.1%
  Director of the State Department of Business and Industry Revenue, Las Vegas
    Monorail Project, AMBAC Insured,
      1/01/25 .......................................................................      3,080,000           1,153,275
      1/01/26 .......................................................................      3,815,000           1,345,207
      1/01/27 .......................................................................      3,000,000             997,320
      1/01/28 .......................................................................     13,315,000           4,179,312
      1/01/29 .......................................................................      8,410,000           2,490,790
                                                                                                          ---------------
                                                                                                              10,165,904
                                                                                                          ---------------
  NEW JERSEY 0.1%
  New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
    Series B, AMBAC Insured, 1/01/35 ................................................     10,000,000           6,366,400
                                                                                                          ---------------
  TEXAS 0.3%
  Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded,
      8/15/19 .......................................................................      5,285,000           2,649,001
      8/15/21 .......................................................................      8,420,000           3,724,419
      8/15/22 .......................................................................      8,470,000           3,522,842
  Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
    Appreciation, AMBAC Insured, 8/15/31 ............................................     43,500,000           9,888,855
                                                                                                          ---------------
                                                                                                              19,785,117
                                                                                                          ---------------


50 |  Annual Report


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  U.S. TERRITORIES 0.2%
  District of Columbia Revenue, Capital Appreciation, Georgetown University,
      MBIA Insured, 4/01/22 .........................................................   $ 12,870,000      $    5,228,309
      MBIA Insured, 4/01/23 .........................................................     14,160,000           5,393,969
      Series A, MBIA Insured, 4/01/20 ...............................................      8,860,000           4,098,281
                                                                                                          ---------------
                                                                                                              14,720,559
                                                                                                          ---------------
  WASHINGTON 0.3%
  Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
      Capital Appreciation, Series B, 7/01/14 .......................................     12,450,000           8,477,952
      Capital Appreciation, Series B, ETM, 7/01/14 ..................................      2,550,000           1,788,647
      Refunding, Series B, 7/01/12 ..................................................      6,400,000           4,789,760
      Refunding, Series B, 7/01/13 ..................................................     11,000,000           7,874,130
                                                                                                          ---------------
                                                                                                              22,930,489
                                                                                                          ---------------
  TOTAL ZERO COUPON/STEP-UP BONDS (COST $316,178,436)                                                        352,698,179
                                                                                                          ---------------
  TOTAL LONG TERM INVESTMENTS (COST $6,501,131,508)                                                        6,950,959,455
                                                                                                          ---------------
  SHORT TERM INVESTMENTS 0.4%
 dCALIFORNIA 0.1%
  California State GO, Kindergarten University, Series B-3, Daily VRDN and Put,
    3.01%, 5/01/34 ..................................................................      9,150,000           9,150,000
  Irvine 1915 Act Special Assessment, AD No. 03-19, Series A, Daily VRDN and Put,
    3.01%, 9/02/29 ..................................................................        600,000             600,000
                                                                                                          ---------------
                                                                                                               9,750,000
                                                                                                          ---------------
 dFLORIDA 0.1%
  Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
    Refunding, AMBAC Insured, Daily VRDN and Put, 3.05%, 12/01/15 ...................      4,200,000           4,200,000
                                                                                                          ---------------
 dGEORGIA 0.0%b
  Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put,
    3.05%, 11/01/41 .................................................................      1,000,000           1,000,000
                                                                                                          ---------------
 dLOUISIANA 0.0%b
  Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.
    Project, First Stage, ACES, Refunding, Daily VRDN and Put, 3.05%, 9/01/17 .......        300,000             300,000
                                                                                                          ---------------
 dMARYLAND 0.0%b
  Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
  Daily VRDN and Put, 3.05%, 7/01/34 ................................................      1,300,000           1,300,000
                                                                                                          ---------------
 dMASSACHUSETTS 0.0%b
  Massachusetts State Health and Educational Facilities Authority Revenue, Capital
    Assets Program, Series D, MBIA Insured, Daily VRDN and Put, 3.00%, 1/01/35 ......      3,460,000           3,460,000
                                                                                                          ---------------



                                                                                                       Annual Report  | 51


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
 dNEW YORK 0.2%

  Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 3.02%, 5/01/33 ..............................    $ 6,700,000      $    6,700,000
      Sub Series 3B, Daily VRDN and Put, 3.00%, 5/01/33 .............................      1,900,000           1,900,000
  New York City GO, Sub Series H-4, Daily VRDN and Put, 3.02%, 3/01/34 ..............        600,000             600,000
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.02%, 6/15/18 ......      1,800,000           1,800,000
                                                                                                          ---------------
                                                                                                              11,000,000
                                                                                                          ---------------
 dRHODE ISLAND 0.0%b
  Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
    Portsmouth Abbey School, Daily VRDN and Put, 3.05%, 10/01/31 ....................      1,435,000           1,435,000
                                                                                                          ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $32,445,000)                                                             32,445,000
                                                                                                          ---------------
  TOTAL INVESTMENTS (COST $6,533,576,508) 98.4%                                                            6,983,404,455
  OTHER ASSETS, LESS LIABILITIES 1.6%                                                                        114,541,250
                                                                                                          ---------------
  NET ASSETS 100.0%                                                                                       $7,097,945,705
                                                                                                          ---------------



See Selected Portfolio Abbreviations on page 53.

aDefaulted securities. See Note 6.
bRounds to less than 0.05% of net assets.
cSecurity purchased on a when-issued or delayed delivery basis.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


52 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund

SELECTED PORTFOLIO ABBREVIATIONS



ACES      - Adjustable Convertible Exempt Securities
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BIG       - Bond Investors Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA       - Community Development Authority/Agency
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDB       - Industrial Development Bond/Board
IDC       - Industrial Development Corp.
IDR       - Industrial Development Revenue or
            International Depository Receipt
ISD       - Independent School District



LP        - Limited Partnership
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MF        - Multi-Family
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PBA       - Public Building Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Agency/Authority
SF        - Single Family
SFHR      - Single Family Housing Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
USD       - Unified/Union School District
XLCA      - XL Capital Assurance

                      Annual Report  |  See notes to financial statements.  | 53

Franklin Federal Tax-Free Income Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005



Assets:
 Investments in securities:
  Cost ...............................................................................................      $6,533,576,508
                                                                                                            ---------------
  Value ..............................................................................................      $6,983,404,455
 Cash ................................................................................................              58,965
 Receivables:
  Capital shares sold ................................................................................          15,919,015
  Interest ...........................................................................................         116,079,387
                                                                                                            ---------------
      Total assets ...................................................................................       7,115,461,822
                                                                                                            ---------------
Liabilities:
 Payables:
  Investment securities purchased ....................................................................           5,055,000
  Capital shares redeemed ............................................................................           8,323,534
  Affiliates .........................................................................................           3,663,401
 Other liabilities ...................................................................................             474,182
                                                                                                            ---------------
      Total liabilities ..............................................................................          17,516,117
                                                                                                            ---------------
       Net assets, at value ..........................................................................      $7,097,945,705
                                                                                                            ---------------
Net assets consist of:
 Undistributed net investment income .................................................................      $   13,738,279
 Net unrealized appreciation (depreciation) ..........................................................         449,827,947
 Accumulated net realized gain (loss) ................................................................         (31,593,391)
 Paid-in capital .....................................................................................       6,665,972,870
                                                                                                            ---------------
       Net assets, at value ..........................................................................      $7,097,945,705
                                                                                                            ---------------



54 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2005



CLASS A:
 Net assets, at value ................................................................................      $6,324,986,333
                                                                                                            ---------------
 Shares outstanding ..................................................................................         517,182,287
                                                                                                            ---------------
 Net asset value per sharea ..........................................................................              $12.23
                                                                                                            ---------------
 Maximum offering price per share (net asset value per share/95.75%) .................................              $12.77
                                                                                                            ---------------
CLASS B:
 Net assets, at value ................................................................................      $  289,489,913
                                                                                                            ---------------
 Shares outstanding ..................................................................................          23,686,360
                                                                                                            ---------------
 Net asset value and maximum offering price per sharea ...............................................              $12.22
                                                                                                            ---------------
CLASS C:
 Net assets, at value ................................................................................      $  371,437,612
                                                                                                            ---------------
 Shares outstanding ..................................................................................          30,382,729
                                                                                                            ---------------
 Net asset value and maximum offering price per sharea ...............................................              $12.23
                                                                                                            ---------------
ADVISOR CLASS:
 Net assets, at value ................................................................................      $  112,031,847
                                                                                                            ---------------
 Shares outstanding ..................................................................................           9,156,700
                                                                                                            ---------------
 Net asset value and maximum offering price per sharea ...............................................              $12.23
                                                                                                            ---------------




aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                      Annual Report  |  See notes to financial statements.  | 55

Franklin Federal Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended April 30, 2005



Investment income:
 Interest ............................................................................................      $  373,992,169
                                                                                                            ---------------
Expenses:
 Management fees (Note 3) ............................................................................          31,876,783
 Distribution fees: (Note 3)
  Class A ............................................................................................           5,532,790
  Class B ............................................................................................           1,878,111
  Class C ............................................................................................           2,362,014
 Transfer agent fees (Note 3) ........................................................................           3,281,938
 Custodian fees ......................................................................................             104,263
 Reports to shareholders .............................................................................             286,835
 Registration and filing fees ........................................................................             192,506
 Professional fees ...................................................................................             109,929
 Directors' fees and expenses ........................................................................             110,302
 Other ...............................................................................................             468,878
                                                                                                            ---------------
      Total expenses .................................................................................          46,204,349
                                                                                                            ---------------
        Net investment income ........................................................................         327,787,820
                                                                                                            ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...........................................................          16,299,382
 Net change in unrealized appreciation (depreciation) on investments .................................         165,156,255
                                                                                                            ---------------
Net realized and unrealized gain (loss) ..............................................................         181,455,637
                                                                                                            ---------------
Net increase (decrease) in net assets resulting from operations ......................................      $  509,243,457
                                                                                                            ---------------




56 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended April 30, 2005 and 2004



                                                                                          ---------------------------------
                                                                                                 2005             2004
                                                                                          ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................   $  327,787,820    $  352,125,997
  Net realized gain (loss) from investments ...........................................       16,299,382         6,318,093
  Net change in unrealized appreciation (depreciation) on investments .................      165,156,255       (67,563,283)
                                                                                          ---------------------------------
      Net increase (decrease) in net assets resulting from operations .................      509,243,457       290,880,807
                                                                                          ---------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................................................     (293,736,178)     (309,470,374)
   Class B ............................................................................      (11,959,143)      (12,323,022)
   Class C ............................................................................      (14,969,105)      (15,932,608)
   Advisor Class ......................................................................       (4,684,334)       (4,493,944)
                                                                                          ---------------------------------
 Total distributions to shareholders ..................................................     (325,348,760)     (342,219,948)
                                                                                          ---------------------------------
 Capital share transactions: (Note 2)
   Class A ............................................................................     (197,130,415)     (432,193,504)
   Class B ............................................................................      (16,379,740)        7,345,936
   Class C ............................................................................      (11,503,182)      (17,704,791)
   Advisor Class ......................................................................       12,196,210        10,093,071
                                                                                          ---------------------------------
 Total capital share transactions .....................................................     (212,817,127)     (432,459,288)
                                                                                          ---------------------------------
 Redemption fees ......................................................................            3,741                --
                                                                                          ---------------------------------
      Net increase (decrease) in net assets ...........................................      (28,918,689)     (483,798,429)
Net assets:
 Beginning of year ....................................................................    7,126,864,394     7,610,662,823
                                                                                          ---------------------------------
 End of year ..........................................................................   $7,097,945,705    $7,126,864,394
                                                                                          ---------------------------------
Undistributed net investment income included in net assets:
 End of year ..........................................................................   $   13,738,279    $   11,475,839
                                                                                          ---------------------------------




                      Annual Report  |  See notes to financial statements.  | 57

Franklin Federal Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.




58 |  Annual Report

Franklin Federal Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.




                                                             Annual Report  | 59

Franklin Federal Tax-Free Income Fund

2. CAPITAL STOCK (CONTINUED)

At April 30, 2005, there were ten billion shares authorized (no par value), of which three billion each were designated as Class A and Class C, one hundred million were designated to Class B and five hundred million were designated to Advisor Class. Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------------
                                                            YEAR ENDED APRIL 30,
                                      ----------------------------------------------------------------
                                                 2005                              2004
                                         SHARES         AMOUNT            SHARES           AMOUNT
                                      ----------------------------------------------------------------

CLASS A SHARES:
  Shares sold ......................   35,302,588    $ 425,107,576      35,378,870     $  425,043,484
  Shares issued in reinvestment
 of distributions ..................   12,715,155      152,440,892      12,861,265        154,134,724
  Shares redeemed ..................  (64,650,759)    (774,678,883)    (84,299,385)    (1,011,371,712)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........  (16,633,016)   $(197,130,415)    (36,059,250)    $ (432,193,504)
                                      ----------------------------------------------------------------
CLASS B SHARES:
  Shares sold ......................    1,302,907    $  15,656,956       3,226,868     $   38,850,704
  Shares issued in reinvestment
 of distributions ..................      595,905        7,142,139         605,800          7,257,764
  Shares redeemed ..................   (3,275,089)     (39,178,835)     (3,240,847)       (38,762,532)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........   (1,376,277)   $ (16,379,740)        591,821     $    7,345,936
                                      ----------------------------------------------------------------
CLASS C SHARES:
  Shares sold ......................    3,816,575    $  46,010,614       5,535,561     $   66,675,676
  Shares issued in reinvestment
 of distributions ..................      778,028        9,328,022         811,835          9,727,201
  Shares redeemed ..................   (5,582,812)     (66,841,818)     (7,849,918)       (94,107,668)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........     (988,209)   $ (11,503,182)     (1,502,522)    $  (17,704,791)
                                      ----------------------------------------------------------------
ADVISOR CLASS:
  Shares sold ......................    2,419,643    $  29,232,794       2,198,599     $   26,620,078
  Shares issued in reinvestment
 of distributions ..................        9,508          114,124           5,632             67,752
  Shares redeemed ..................   (1,438,483)     (17,150,708)     (1,383,783)       (16,594,759)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........      990,668    $  12,196,210         820,448     $   10,093,071
                                      ----------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and/or directors of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
  SUBSIDIARY                                                      AFFILIATION
----------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                   Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)             Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)    Transfer agent




60 |  Annual Report

Franklin Federal Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         0.63%          First $100 million
         0.50%          Over $100 million, up to and including $250 million
         0.45%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

B. ADMINISTRATIVE FEE

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.10%, 0.65%, and 0.65% per year of its average daily net asset of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received .................................    $964,444
Contingent deferred sales charges retained .................    $615,060

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $3,281,938, of which $2,289,834 was retained by Investor Services.


4. INCOME TAXES

At April 30, 2005, the Fund had tax basis capital losses of $31,556,566, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2009 .....................................................   $ 4,844,273
 2010 .....................................................       133,009
 2012 .....................................................    26,579,284
                                                              -----------
                                                              $31,556,566
                                                              -----------




                                                             Annual Report  | 61

Franklin Federal Tax-Free Income Fund

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended April 30, 2005 and 2004, was as follows:

                                      ------------------------------------------
                                               2005             2004
                                      ------------------------------------------
Distributions paid from --
 tax-exempt income ...................     $325,348,760     $342,219,948

At April 30, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

Cost of investments .................................     $6,532,474,554
                                                          ---------------

Unrealized appreciation .............................     $  465,782,072
Unrealized depreciation .............................        (14,852,171)
                                                          ---------------
Net unrealized appreciation (depreciation) ..........     $  450,929,901
                                                          ---------------

Undistributed tax exempt income .....................     $   13,989,377
Undistributed ordinary income .......................             29,811
                                                          ---------------
Distributable earnings ..............................     $   14,019,188
                                                          ---------------


Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, bond workout expenditures and bond discounts.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended April 30, 2005, aggregated $464,297,495 and $734,564,312, respectively.


6. DEFAULTED SECURITIES

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2005, the value of these securities was $48,542,703, representing 0.68% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.




62 |  Annual Report

Franklin Federal Tax-Free Income Fund

7. REGULATORY MATTERS


INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.


OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.




                                                             Annual Report  | 63

Franklin Federal Tax-Free Income Fund

7. REGULATORY MATTERS (CONTINUED)


OTHER LEGAL PROCEEDINGS (CONTINUED)

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.




64 |  Annual Report

Franklin Federal Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN FEDERAL TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Tax-Free Income Fund (the "Fund") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


San Francisco, California
June 10, 2005




                                                             Annual Report  | 65

Franklin Federal Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2005. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2006, shareholders will be notified of amounts for use in preparing their 2005 income tax returns.




66 |  Annual Report

Franklin Federal Tax-Free Income Fund

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (84)     Director          Since 1982       115                           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (73)         Director          Since 1982       143                           Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                           company).
 San Mateo, CA 94403-1906


------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (77)        Director          Since 1998       51                            None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
 member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (72)      Director          Since 1989       144                           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (76)        Director          Since 1982       117                           Director, The California Center for
 One Franklin Parkway                                                                           Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

                                                             Annual Report  | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (77)        Director          Since 1992       143                           Director, Martek Biosciences
 One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
 San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                                (Internet services); and FORMERLY,
                                                                                                Director, MCI Communication
                                                                                                Corporation (subsequently known as
                                                                                                MCI WorldCom, Inc. and WorldCom,
                                                                                                Inc.) (communications services)
                                                                                                (1988-2002), White Mountains
                                                                                                Insurance Group, Ltd. (holding
                                                                                                company) (1987-2004); and
                                                                                                Spacehab, Inc. (aerospace services)
                                                                                                (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
 Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
 and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------




INTERESTED BOARD MEMBERS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (60)        Director and      Director since   36                            None
 One Franklin Parkway          Vice President    1994 and Vice
 San Mateo, CA 94403-1906                        President since
                                                 1986
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
------------------------------------------------------------------------------------------------------------------------------------
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (72)     Director and      Director since   143                           None
 One Franklin Parkway          Chairman of       1982 and
 San Mateo, CA 94403-1906      the Board         Chairman of the
                                                 Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------




68 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (64) Director,         Director since   127                           None
 One Franklin Parkway          President and     1982, President
 San Mateo, CA 94403-1906      Chief             since 1993 and
                               Executive         Chief Executive
                               Officer-          Officer-
                               Investment        Investment
                               Management        Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (45)           Vice President    Since 1999       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906



------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 RAFAEL R. COSTAS, JR. (40)    Vice President    Since 1999       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (53)           Chief             Since July 2004  Not Applicable                Not Applicable
 One Franklin Parkway          Compliance
 San Mateo, CA 94403-1906      Officer
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.;
 and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
 LAURA FERGERSON (43)          Treasurer         Since July 2004  Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
 Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
 Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (45)       Vice President    Since 1995       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 69

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (57)         Senior Vice       Since 2002       Not Applicable                Not Applicable
 500 East Broward Blvd.        President and
 Suite 2100                    Chief Executive
 Fort Lauderdale, FL           Officer-
 33394-3091                    Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (58)            Vice President    Since 2000       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
 and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (57)         Vice President    Since 2000       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (68)        Vice President    Since 2002       Not Applicable                Not Applicable
 600 Fifth Avenue              -AML
 Rockefeller Center            Compliance
 New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals,
 Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 48 of the investment  companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (68)        Vice President    Since 2000       Not Applicable                Not Applicable
 and Secretary
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

70 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (53)          Chief Financial   Since 2004       Not Applicable                Not Applicable
 500 East Broward Blvd.        Officer and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Accounting
 33394-3091                    Officer
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
 LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (43)             Vice President    Since 1999       Not Applicable                Not Applicable
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE
FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND
RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS
DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT
IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH
ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF
QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S.
TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE
SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A
MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF
DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL
STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND
ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY
COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN
UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT
SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report  | 71

Franklin Federal Tax-Free Income Fund

SHAREHOLDER INFORMATION



BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund




72 |  Annual Report

Franklin Federal Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed its investment performance of its Class A shares during 2004, as well as the previous ten years ending December 31, 2004, in comparison to a performance universe consisting of all retail and institutional general municipal debt funds as selected by Lipper. The Board noted that the income performance for the Fund during 2004 and in each of the previous ten years was in the first or top quintile of its Lipper performance universe and that its total return during 2004 was also in the first or top quintile for 2004 and for the previous three, five and ten year periods was in the second highest quintile on an annualized basis. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper




                                                              Annual Report | 73

Franklin Federal Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the effective management fee rate for the Fund to be in the third or middle quintile of its expense group. Its actual total expenses were in the lowest quintile of its Lipper expense group, and in the second lowest quintile on a comparative basis excluding 12b-1 fees. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held




74 |  Annual Report

Franklin Federal Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on the next $9.75 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.36% on assets in excess of $20 billion. The Fund had assets of approximately $7 billion at the end of 2004 and the Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.


PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.




                                                              Annual Report | 75

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL                              SECTOR                                       TAX-FREE INCOME6
Mutual European Fund                       Franklin Biotechnology Discovery Fund        NATIONAL FUNDS
Templeton China World Fund                 Franklin DynaTech Fund                       Double Tax-Free Income Fund
Templeton Developing Markets Trust         Franklin Global Communications Fund          Federal Tax-Free Income Fund
Templeton Foreign Fund                     Franklin Global Health Care Fund             High Yield Tax-Free Income Fund
Templeton Foreign Smaller Companies Fund   Franklin Gold and Precious Metals Fund       Insured Tax-Free Income Fund7
Templeton International (Ex EM) Fund       Franklin Natural Resources Fund
                                           Franklin Real Estate Securities Fund         LIMITED-TERM FUNDS
GLOBAL                                     Franklin Technology Fund                     California Limited-Term Tax-Free Income Fund
Mutual Discovery Fund                      Franklin Utilities Fund                      Federal Limited-Term Tax-Free Income Fund
Templeton Global Long-Short Fund           Mutual Financial Services Fund               New York Limited-Term Tax-Free Income Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund    ASSET ALLOCATION                             INTERMEDIATE-TERM FUNDS
Templeton Growth Fund                      Franklin Templeton Corefolio                 California Intermediate-Term
Templeton World Fund                         Allocation Fund                              Tax-Free Income Fund
                                           Franklin Templeton Founding Funds            Federal Intermediate-Term
GROWTH                                       Allocation Fund                              Tax-Free Income Fund
Franklin Aggressive Growth Fund            Franklin Templeton Perspectives              New York Intermediate-Term
Franklin Capital Growth Fund                 Allocation Fund                                 Tax-Free Income Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund         TARGET FUNDS
Franklin Small Cap Growth Fund II1         Franklin Templeton Conservative Target Fund  STATE-SPECIFIC
                                           Franklin Templeton Growth Target Fund
VALUE                                      Franklin Templeton Moderate Target Fund      Alabama           Michigan7
Franklin Balance Sheet                                                                  Arizona           Minnesota7
  Investment Fund2                         INCOME                                       California8       Missouri
Franklin Equity Income Fund                Franklin Adjustable U.S. Government          Colorado          New Jersey
Franklin Large Cap Value Fund                Securities Fund4                           Connecticut       New York8
Franklin MicroCap Value Fund2              Franklin's AGE High Income Fund              Florida8          North Carolina
Franklin Small Cap Value Fund              Franklin Floating Rate Daily Access Fund     Georgia           Ohio7
Mutual Beacon Fund                         Franklin Income Fund                         Kentucky          Oregon
Mutual Qualified Fund                      Franklin Limited Maturity                    Louisiana         Pennsylvania
Mutual Recovery Fund3                        U.S. Government Securities Fund4,5         Maryland          Tennessee
Mutual Shares Fund                         Franklin Low Duration Total Return Fund      Massachusetts7    Virginia
                                           Franklin Real Return Fund
BLEND                                      Franklin Strategic Income Fund
Franklin Blue Chip Fund                    Franklin Strategic Mortgage Portfolio        INSURANCE FUNDS
Franklin Convertible Securities Fund       Franklin Templeton Hard Currency Fund        Franklin Templeton Variable Insurance
Franklin Growth Fund                       Franklin Total Return Fund                     Products Trust9
Franklin Rising Dividends Fund             Franklin U.S. Government Securities Fund4
Franklin U.S. Long-Short Fund              Templeton Global Bond Fund


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
7.Portfolio of insured municipal securities.
8.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
9.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                              Not part of the annual report

[Logo Omitted]
   [Logo Omitted]
 FRANKLIN TEMPLETON   One Franklin Parkway
    INVESTMENTS       San Mateo, CA 94403-1906



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ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN FEDERAL
TAX-FREE INCOME FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

116 A2005 06/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $128,679 for the fiscal year ended April 30, 2005 and $67,631 for the fiscal year ended April 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended April 30, 2005 and $52,158 for the fiscal year ended April 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $17,060 for the fiscal year ended April 30, 2005 and $0 for the fiscal year ended April 30, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2005 and $3,721 for the fiscal year ended April 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended April 30, 2005 and $96,279 for the fiscal year ended April 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $21,560 for the fiscal year ended April 30, 2005 and $152,158 for the fiscal year ended April 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ----------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 20, 2005


By /s/GALEN G. VETTER
   ----------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 20, 2005